As filed with the Securities and Exchange
                   Commission on April 24, 2003

                                                      File Nos. 33-18647
                                                                811-5398

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933
                   Pre-Effective Amendment No.
                 Post-Effective Amendment No. 34

                              and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 35

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           ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
        (Exact Name of Registrant as Specified in Charter)

      1345 Avenue of the Americas, New York, New York 10105
        (Address of Principal Executive Office) (Zip Code)

 Registrant's Telephone Number, including Area Code:(800)221-5672

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                      EDMUND P. BERGAN, JR.
                 Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                     New York, New York l0105

             (Name and address of agent for service)
                  Copies of communications to:
                       Patricia A. Poglinco
                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

       X   Immediately upon filing pursuant to paragraph (b)
     -----
     _____ On (date) pursuant to paragraph (b)
     _____ 60 days after filing pursuant to paragraph (a)(1)
     _____ On (date) pursuant to paragraph (a)(1)
     _____ 75 days after filing pursuant to paragraph (a)(2)
     _____ On (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

      _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This Post-Effective Amendment No. 34 relates solely to the AllianceBernstein U.S. Large Cap Blended Style Portfolio of the Registrant. No information contained in the Registrant's Registration Statement relating to the Money Market Portfolio, the Premier Growth Portfolio, the Growth and Income Portfolio, the U.S. Government/High Grade Securities Portfolio, the High-Yield Portfolio, the Total Return Portfolio, the International Portfolio, the Global Bond Portfolio, the Americas Government Income Portfolio, the Global Dollar Government Portfolio, the AllianceBernstein Utility Income Portfolio, the Growth Portfolio, the Worldwide Privatization Portfolio, the Technology Portfolio, the Quasar Portfolio, the AllianceBernstein Real Estate Investment Portfolio, the AllianceBernstein International Value Portfolio, the AllianceBernstein Small Cap Value Portfolio or the AllianceBernstein Value Portfolio of the Registrant is amended or superseded hereby.

                                                       Class A Prospectus


                    ALLIANCE VARIABLE PRODUCTS
                        SERIES FUND, INC.

                           May 1, 2003

     AllianceBernstein U.S. Large Cap Blended Style Portfolio

     This Prospectus describes the Portfolio that is available as an underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract which accompanies this Prospectus.


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.












Investment Products Offered
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed

                        TABLE OF CONTENTS
                                                                 Page

RISK/RETURN SUMMARY .......................................
         Summary of Principal Risks........................

FEES AND EXPENSES OF THE PORTFOLIO ........................

GLOSSARY ..................................................

DESCRIPTION OF THE PORTFOLIO ..............................
    Investment Objective and Principal Policies ...........
    Description of Additional Investment Practices ........
    Additional Risk Considerations ........................

MANAGEMENT OF THE PORTFOLIO ...............................

PURCHASE AND SALE OF SHARES
    How The Portfolio Values Its Shares ...................
    How To Purchase and Sell Shares .......................

DIVIDENDS, DISTRIBUTIONS AND TAXES ........................

     Alliance Variable Product Series Fund's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

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                       RISK/RETURN SUMMARY
--------------------------------------------------------------------

     The following is a summary of certain key information about the AllianceBernstein U.S. Large Cap Blended Style Portfolio of the Alliance Variable Products Series Fund. You will find additional information about the Portfolio of the Fund, including a detailed description of the risks of an investment in the Portfolio, after this summary.

     The Risk/Return Summary describes the Portfolio's objectives, principal investment strategies and principal risks. The Summary of Principal Risks includes a short discussion of some of the principal risks of investing in the Portfolio. A further discussion of these and other risks starts on page 6.

     A more detailed description of the Portfolio, including the risks associated with investing in the Portfolio, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. The Portfolio may at times use certain types of investment derivatives such as options, futures and forwards. The use of these techniques involves special risks that are discussed in this Prospectus.

     The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

AllianceBernstein U.S. Large Cap Blended Style Portfolio

Objective:

     The investment objective of the Portfolio is long-term growth of capital.

Principal Investment Strategies:

     The Portfolio invests primarily in the equity securities of U.S. companies. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in large capitalization companies. In managing the Portfolio, Alliance applies its proprietary portfolio optimization model to a selection of "growth" and "value" stocks identified through application of its fundamental Large Cap Growth and Large Cap Value investment disciplines. Through this process, Alliance seeks to construct a single, unified investment portfolio, efficiently diversified between the "growth" and "value" equity investment styles, which is optimized to provide the highest level of long term return for a given level of risk. Alliance applies its optimization model at least weekly and more frequently when conditions warrant. Normally, approximately 50% of the Portfolio's value will consist of growth stocks and 50% of value stocks, although this allocation will vary within a narrow range around this 50/50 target. Alliance will periodically rebalance the Portfolio to maintain this targeted allocation.

     The growth stocks used in the optimization process are selected through application of Alliance's Large Cap Growth investment discipline. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal research staff, which generally follows a primary research universe of more than 500 companies. Stocks are selected through a process that identifies companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.

     The value stocks used in the optimization process are selected through application of the Large Cap Value investment discipline. This discipline follows a universe of approximately 700 companies with larger capitalizations and looks to identify and quantify the critical variables that influence a business's performance and to analyze the results in order to forecast each company's long-term prospects. Stocks are selected through a process that identifies securities that are undervalued because they are attractively priced relative to their future earnings power and dividend paying capability.

     Among the principal risks of investing in the Portfolio is market risk. Because it may invest in a smaller number of securities than many other funds, the Portfolio has focused portfolio risk, which is the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's net asset value. In addition, the Portfolio's investments in different investment styles have allocation risk, which is the risk that the allocation of investments between growth and value companies may have a more significant effect on the Portfolio's net asset value when one of these styles is performing more poorly than the other.

                 Performance Table and Bar Chart

         There is no performance table or bar chart for the Portfolio because it has not completed a full calendar year of operations.

Summary of Principal Risks

     The value of your investment in the Portfolio will change with changes in the values of the Portfolio's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect the Portfolio's investments as a whole. The Portfolio could be subject to additional principal risks because the types of investments made by the Portfolio can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Portfolio, its investments, and related risks

     o Market Risk This is the risk that the value of the Portfolio's investments will fluctuate as the stock market fluctuates and that prices overall will decline over short- or long-term periods.

     o Focused Portfolio Risk Because it may invest in a more limited number of companies than many other funds, the Portfolio may have more risk because changes in the value of a single security could have a more significant effect, either negative or positive, on the Portfolio's net asset value.

     o Allocation Risk This is the risk that the allocation of investments between growth and value companies may have a more significant effect on the Portfolio's net asset value when one of these styles is performing more poorly than the other. Also, the transaction costs of rebalancing the Portfolio's investments may be, over time, significant.

     o Foreign Risk This is the risk of investments in issuers located in foreign countries. The Portfolio's investments in foreign securities may experience rapid and extreme changes in value because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, and political changes or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in that country.

     o Currency Risk This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Portfolio's investments.

     o Management Risk The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its decisions will produce the intended results.

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                FEES AND EXPENSES OF THE PORTFOLIO
--------------------------------------------------------------------

     This table describes the fees and expenses that you may pay if your variable contract buys and holds shares of the Portfolio. Overall fees and expenses of investing are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment) None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

     The operating expenses information below is designed to assist contractowners of variable products that invest in the Portfolio in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, owners of variable contracts that invest in the Portfolio should refer to the variable contract prospectus for a description of fees and expenses. Inclusion of these charges would increase the fees and expenses provided below.

                                              Operating Expenses
                                              ------------------
Management fees                                     1.00%
Other expenses (a)                                   .64%
                                                    -----
Total Portfolio operating expenses                  1.64%
                                                    =====
Waiver and/or expense reimbursement (b)             (.44)%
                                                    -----
 Net Expenses                                       1.20%
                                                    =====

(a)  Based on estimated expenses.

(b) Alliance has contractually agreed to waive its management fees and/or to bear expenses of the Portfolio to the extent necessary to prevent total portfolio operating expenses, on an annualized basis, from exceeding 1.20%.

Example

     The Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example does not give effect to any separate account or contract level fees that might be paid by a contractowner. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year that the Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                  Example
                  -------

  After 1 Yr.      $122
  After 3 Yrs.*    $474

---------
* The example assumes that Alliance's agreement to waive management fees and/or bear Portfolio expenses is not extended beyond it initial period.

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                             GLOSSARY
--------------------------------------------------------------------

This Prospectus uses the following terms.

Types of Securities
-------------------

Convertible securities are fixed-income securities that are convertible into common stock.

Depositary receipts include American Depositary Receipts
("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule
144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

Rating Agencies and Indexes
---------------------------

Fitch is Fitch Ratings, the international agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating
Co.

Moody's is Moody's Investors Service, Inc.

Russell 1000TM universe of securities is compiled by Frank
Russell Company and is segmented into two style indices, the Russell 1000 TM Growth Index and the Russell 1000 TM Value Index.

Russell 1000 TM Growth Index measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher growth values.

Russell 1000 TM Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

Other
-----

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

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                   DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the Portfolio's investment objective, principal investment policies and risks. Of course, there can be no assurance that the Portfolio will achieve its investment objective.

Please note that:

     o Additional discussion of the Portfolio's investments, including the risks of the investments that appear in bold type can be found in the discussion under Description of Additional Investment Practices following this section.

     o The description of the Portfolio's risks may include risks discussed in the Risk/Return Summary above.
          Additional information about risks of investing in the Portfolio can be found in the discussion under Additional Risk Considerations.

     o Additional descriptions of the Portfolio's strategies and investments, as well as other strategies and investments not described below may be found in the Portfolio's Statement of Additional Information or SAI.

     o Except as noted, (i) the Portfolio's investment objective is "fundamental" and cannot be changed without a shareholder vote and, (ii) the Portfolio's investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in the Portfolio's investments after they are purchased by the Portfolio will not cause the Portfolio to be in violation of such limitation.

Investment Objective and Principal Policies

     The investment objective of the Portfolio is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies. In managing the Portfolio, Alliance applies its proprietary portfolio optimization model to stocks identified through application of its fundamental Large Cap Growth and Large Cap Value investment disciplines. Through this process, Alliance seeks to construct a single, unified investment portfolio, efficiently diversified between the "growth" and "value" equity investment styles, which is optimized to provide the highest level of long term return for a given level of risk.

     Under normal circumstances, the Portfolio will invest at least 80% of its net assets in large capitalization companies. Large capitalization companies are companies with market capitalization at the time of investment within the range of the market capitalization of companies included in the Russell 1000TM Index. For purposes of this policy, net assets include any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders.

     The growth stocks used in the optimization process are selected through application of the Large Cap Growth investment discipline. This discipline emphasizes equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Through application of the Large Cap Growth investment process described below, Alliance will normally develop a universe of securities of 40-60 large cap growth companies. Typically, the top 35-40 of these securities will be used in the optimization model.

     The Large Cap Growth investment process emphasizes stock selection and investment in the securities of a limited number of issuers. The process relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. As one of the largest multi-national investment firms, Alliance has access to considerable information concerning all of these companies, including an in-depth understanding of their products, services, markets and competition and a good knowledge of the management of those companies.

     Alliance's analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

     Alliance expects the average market capitalization of the growth stocks selected for inclusion in the optimization model normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

     The value stocks used in the optimization process are selected through application of the Large Cap Value investment discipline. This discipline selects stocks using a fundamental value approach to identify securities that are undervalued. This approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by earnings power and dividend paying capability. Through this investment process, Alliance selects 40-60 stocks that will be used in the optimization model.

     The fundamental value approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend paying capability. The Large Cap Value investment process relies on Alliance's large internal value research staff of company and industry analysts to follow a research universe of approximately 700 companies with larger capitalization's. For each company in the research universe, the present value of the company's future cash flow, as forecast by Alliance analysts, is compared to the current price of the company's stock. Using a dividend discount model and solving for the internal rate of return, an expected rate of return is derived for each stock.

     The research staff identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects and meets regularly with company management, suppliers, clients and competitors. As a result, analysts have an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes.

     A committee composed of senior investment professionals (the "Research Review Committee") reviews all analyst research. The Research Review committee makes sure that the analysts have appropriately considered the key issues facing each company. In addition, it checks to see that forecasts of a company's future are compatible with its history. Finally, the Research Review Committee ensures that all forecasts use consistent analytic frameworks and economic assumptions.

The Optimization Process

     Alliance's optimization process is designed to enable Alliance to develop a single portfolio, efficiently diversified between the "growth" and "value" equity investment styles, which is optimized to provide the highest level of long-term return for a given level of risk. The optimization process begins with the identification of the most attractive growth and value stocks from the Large Cap Growth and Large Cap Value research universes. Alliance, using the investment process described above, rates each of the stocks in the Large Cap Growth universe to identify the top 35 companies. These companies comprise the growth stocks input into the optimization model. Alliance also ranks the stocks in the Large Cap Value universe on a "best" to "worst" basis, using its proprietary dividend discount model to generate an expected rate of return for each security. Through this process, Alliance selects 40-60 stocks which become the value stocks input into the optimization model.

     Alliance then applies its proprietary optimization model to the securities within each investment discipline. The model uses the S&P 500 Index as its benchmark and takes into consideration a multitude of factors for each stock, including each investment team's relative rankings of the stocks within their respective disciplines, and then develops a single unified portfolio of approximately 45-60 stocks that is designed to provide an efficiently diversified portfolio between "growth" and "value". This portfolio is then reviewed to ensure that the weightings in the final portfolio are appropriate. Alliance applies its optimization model at least weekly and more frequently when conditions warrant. The optimization model targets 50% of the value of the portfolio to growth stocks and 50% to value stocks. Depending on market conditions, however, the actual weighting of securities from each investment discipline in the portfolio will vary within a narrow range, normally from 45% - 55%. In extraordinary circumstances, when conditions favoring one investment style are compelling, the range may be up to 60% - 40%.

     The Portfolio also may:

     o invest up to 10% of its net assets in convertible securities;

     o invest up to 20% of its total assets in foreign securities;

     o enter into forward commitments for up to 30% of its assets, futures contracts and options on futures contracts with respect to securities, indices and currencies;

     o buy or sell options on foreign currencies and enter into forward foreign currency exchange contracts;

     o    purchase and sell exchange-traded index options;

     o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

     o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such sales;

     o invest up to 5% of its total assets in rights or warrants;

     o invest up to 15% of its net assets in illiquid securities;

     o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned); and

     o    enter into repurchase agreements.

Description of Additional Investment Practices

     This section describes the Portfolio's investment practices and associated risks. Unless otherwise noted, the Portfolio's use of any of these practices was specified in the previous section.

     Derivatives. The Portfolio may use derivatives to achieve its investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

     Derivatives can be used by investors such as the Portfolio to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Portfolio is permitted to use derivatives for one or more of these purposes, although the Portfolio generally uses derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefits to Portfolio shareholders. The Portfolio may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions. The Portfolio will generally make extensive use of carefully selected forwards and other derivatives to achieve the currency hedging that is an integral part of their investment strategy. Alliance's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Portfolio's investment objectives and policies.

     Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts.
Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

     There are four principal types of derivative instruments--options, futures, forwards, and swaps--from which virtually any type of derivative transaction can be created.

     o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

     o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

     o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

     o Swaps--A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction.

     Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" also is sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

     While the judicious use of derivatives by highly-experienced investment managers such as Alliance can be quite beneficial, derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues relating to the use of derivatives that investors should understand before investing in the Portfolio.

     o Market Risk--This is the general risk of all investments that the value of a particular investment will change in a way detrimental to the Portfolio's interest based on changes in the bond market generally.

     o Management Risk--Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Portfolio, and the ability to forecast price, interest rate, or currency exchange rate movements correctly.

     o Credit Risk--This is the risk that a loss may be sustained by the Portfolio as a result of the failure of a derivative counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolio considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

     o Liquidity Risk--Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

     o Leverage Risk--Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

     o Other Risks--Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

Derivatives Used by the Portfolio. The following describes specific derivatives that the Portfolio may use.

     Forward Foreign Currency Exchange Contracts. The Portfolio purchases or sells forward foreign currency exchange contracts ("forward contracts") to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies. The Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security (a "transaction hedge"). When the Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency, or when the Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge"). Instead of entering into a position hedge, the Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated (a "cross-hedge").

     Futures Contracts and Options on Futures Contracts. The Portfolio may buy and sell futures contracts on fixed-income or other securities or foreign currencies, and contracts based on interest rates or financial indices, including any index of U.S. Government securities, foreign government securities or corporate debt securities.

     Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by the Portfolio will be traded on U.S. or foreign exchanges and will be used only for hedging purposes.

     Options on Foreign Currencies. The Portfolio invests in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for the purposes of protecting against declines in U.S. Dollar value of foreign currency denominated securities held by the Portfolio and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

     Options on Securities. In purchasing an option on securities, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, the Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

     The Portfolio may write a put or call option in return for a premium, which is retained by the Portfolio whether or not the option is exercised. Except with respect to uncovered call options written for cross-hedging purposes, the Portfolio will not write uncovered call or put options on securities. A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by the Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

     The risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security, and the Portfolio could be obligated to acquire the underlying security at its current price and sell it at a lower price. The risk of loss from writing an uncovered put option is limited to the exercise price of the option.

     The Portfolio may write a call option on a security that it does not own in order to hedge against a decline in the value of a security that it owns or has the right to acquire, a technique referred to as "cross-hedging." The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction exceeds that to be received from writing a covered call option, while at the same time achieving the desired hedge. The correlation risk involved in cross-hedging may be greater than the correlation risk involved with other hedging strategies.

     Options purchased or written by the Portfolio may be illiquid and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

     Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

     Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible securities, which generally provide a stable stream of income with yields that are generally higher than those of common stock of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying common stock, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of non-convertible debt securities with those ratings.

     Depositary Receipts. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

     Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

     When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but the Portfolio may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

     The use of forward commitments helps the Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, the Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

     The Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Portfolio enters into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If the Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss.

     Illiquid Securities. Illiquid securities generally include
(i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many currency swaps and any assets used to cover currency swaps, and (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

     Because of the absence of a trading market for illiquid securities, the Portfolio may not be able to realize its full value upon sale. Alliance will monitor the liquidity of the Portfolio's investments in illiquid securities. Rule 144A securities generally will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by the Portfolio.

     Loans of Portfolio Securities. The Portfolio may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that cash, liquid high grade debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Portfolio. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities.

     In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income from the securities. The Portfolio may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. The Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. The Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

     Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Portfolio requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, the Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Portfolio enters into repurchase agreements.

     Rights and Warrants. Warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

     Short Sales. A short sale is effected by selling a security that the Portfolio does not own, or, if the Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Portfolio owns or has the right to obtain without payment securities identical to those sold short.

     If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs discussed above. Although the Portfolio's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

     Future Developments. The Portfolio may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Portfolio, or are not available but may yet be developed, to the extent such investment practices are consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

     Portfolio Turnover. Generally, the Portfolio is actively managed and the Portfolio's portfolio turnover may exceed 100% in some cases in response to market conditions. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Portfolio and its shareholders.

     Temporary Defensive Position. For temporary defensive purposes, the Portfolio may invest in certain types of short-term, liquid, high grade or high quality debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities, including notes and bonds. While the Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Additional Risk Considerations

     Investments in the Portfolio involves the special risk considerations described below.

     Currency Considerations. The Portfolio invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies, and therefore, it will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. These changes will affect the Portfolio's net assets, distribution and income. If the value of the foreign currencies in which the Portfolio receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Portfolio distributions, the Portfolio may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Portfolio must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time the Portfolio incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, the Portfolio may engage in currency hedging transactions, as described above, which involve certain special risks.

     Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Portfolio's portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

     Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Portfolio. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

     The Portfolio also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require the Portfolio to adopt special procedures that may involve additional costs to the Portfolio. These factors may affect the liquidity of the Portfolio's investments in any country and Alliance will monitor the effect of any such factor or factors on the Portfolio's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

     Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

     The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country and the Portfolio's investments. In the event of expropriation, nationalization or other confiscation, the Portfolio could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S. laws.

     U.S. and Foreign Taxes. The Portfolio's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by the Portfolio may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

--------------------------------------------------------------------
                   MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------

Investment Adviser


     The Portfolio's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser managing client accounts with assets as of December 31, 2002 totaling approximately $387 billion (of which approximately $145 billion represented assets of investment companies). As of December 31, 2002, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 44 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 54 registered investment companies managed by Alliance, comprising 126 separate investment portfolios, currently have approximately 7.4 million shareholder accounts.


     Alliance provides investment advisory services and order placement facilities for the Portfolio. For these advisory services, the Portfolio will pay Alliance at the annual rate of ..95% of the average daily value of the Portfolio's net assets.

Portfolio Managers

     Lewis A. Sanders will make the day to day investment decisions for the Portfolio. Mr. Sanders is the Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford
C. Bernstein & Co., Inc. since prior to 1998.

--------------------------------------------------------------------
                   PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------

How the Portfolio Values Its Shares

     The Portfolio's net asset value or NAV is calculated at 4:00 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, the Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Portfolio values its securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Portfolio's directors believe accurately reflect fair market value. The Portfolio invests in securities that are primarily listed on foreign exchanges and traded on weekends or other days when the Portfolio does not price its shares. The Portfolio's NAV may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

     Your order for a purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received by the Portfolio.

How to Purchase and Sell Shares

     The Portfolio offers its shares through the separate accounts of life insurance companies. You may only purchase and sell shares through these separate accounts. See the prospectus of the separate account of the participating insurance company for information on the purchase and sale of the Portfolio's shares.

--------------------------------------------------------------------
                DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------

     The Portfolio declares dividends on its shares at least annually. The income and capital gains distribution will be made in shares of the Portfolio.

     See the prospectus of the separate account of the participating insurance company for federal income tax information.

     Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. Provided that certain code requirements are met, the Portfolio may "passthrough" to its shareholders credits or deductions to foreign income taxes paid.

For more information about the Portfolio, the following document is available upon request:

Annual/Semi-annual Reports to Shareholders

     The Portfolio's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI)

     The Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolio's SAI is incorporated by reference into (and is legally part of) this Prospectus.

     You may request a free copy of the SAI or make shareholder inquiries of the Portfolio, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:    c/o Alliance Global Investor Services, Inc.
            P.O. Box 786003
            San Antonio, TX 78278-6003

By Phone:   For Information:  (800) 221-5672
            For Literature:   (800) 227-4618

Or you may view or obtain these documents from the Commission:

     o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

     o The SAI and other information about the Portfolio are available on the EDGAR Database on the Commission's
          Internet site at http://www.sec.gov.

     o Copies of the information may be obtained, after paying a fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
          Washington, DC 20549-0102.

You also may find more information about Alliance and the Portfolio on the Internet at: www.Alliancecapital.com


SEC File No: 811-05398

00250.0292 #381817

                                                  Class B Prospectus

                    ALLIANCE VARIABLE PRODUCTS
                        SERIES FUND, INC.

                           May 1, 2003

     AllianceBernstein U.S. Large Cap Blended Style Portfolio

     This Prospectus describes the Portfolio that is available as an underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract which accompanies this Prospectus.


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.












Investment Products Offered
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed

                        TABLE OF CONTENTS
                                                                    Page

RISK/RETURN SUMMARY .............................................
         Summary of Principal Risks..............................

FEES AND EXPENSES OF THE PORTFOLIO ..............................

GLOSSARY ........................................................

DESCRIPTION OF THE PORTFOLIO ....................................
    Investment Objective and Principal Policies .................
    Description of Additional Investment Practices ..............
    Additional Risk Considerations ..............................

MANAGEMENT OF THE PORTFOLIO .....................................

PURCHASE AND SALE OF SHARES
    How The Portfolio Values Its Shares .........................
    How To Purchase and Sell Shares .............................

DIVIDENDS, DISTRIBUTIONS AND TAXES ..............................

DISTRIBUTION ARRANGEMENTS .......................................

     Alliance Variable Product Series Fund's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

--------------------------------------------------------------------
                       RISK/RETURN SUMMARY
--------------------------------------------------------------------

     The following is a summary of certain key information about the AllianceBernstein U.S. Large Cap Blended Style Portfolio of the Alliance Variable Products Series Fund. You will find additional information about the Portfolio of the Fund, including a detailed description of the risks of an investment in the Portfolio, after this summary.

     The Risk/Return Summary describes the Portfolio's objectives, principal investment strategies and principal risks. The Summary of Principal Risks includes a short discussion of some of the principal risks of investing in the Portfolio. A further discussion of these and other risks starts on page 6.

     A more detailed description of the Portfolio, including the risks associated with investing in the Portfolio, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. The Portfolio may at times use certain types of investment derivatives such as options, futures and forwards. The use of these techniques involves special risks that are discussed in this Prospectus.

     The Portfolio's past performance. Of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

AllianceBernstein U.S. Large Cap Blended Style Portfolio

Objective:

     The investment objective of the Portfolio is long-term growth of capital.

Principal Investment Strategies:

     The Portfolio invests primarily in the equity securities of U.S. companies. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in large capitalization companies. In managing the Portfolio, Alliance applies its proprietary portfolio optimization model to a selection of "growth" and "value" stocks identified through application of its fundamental Large Cap Growth and Large Cap Value investment disciplines. Through this process, Alliance seeks to construct a single, unified investment portfolio, efficiently diversified between the "growth" and "value" equity investment styles, which is optimized to provide the highest level of long term return for a given level of risk. Alliance applies its optimization model at least weekly and more frequently when conditions warrant. Normally, approximately 50% of the Portfolio's value will consist of growth stocks and 50% of value stocks, although this allocation will vary within a narrow range around this 50/50 target. Alliance will periodically rebalance the Portfolio to maintain this targeted allocation.

     The growth stocks used in the optimization process are selected through application of Alliance's Large Cap Growth investment discipline. This discipline relies heavily upon the fundamental analysis and research of Alliance's large internal research staff, which generally follows a primary research universe of more than 500 companies. Stocks are selected through a process that identifies companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.

     The value stocks used in the optimization process are selected through application of the Large Cap Value investment discipline. This discipline follows a universe of approximately 700 companies with larger capitalizations and looks to identify and quantify the critical variables that influence a business's performance and to analyze the results in order to forecast each company's long-term prospects. Stocks are selected through a process that identifies securities that are undervalued because they are attractively priced relative to their future earnings power and dividend paying capability.


     Among the principal risks of investing in the Portfolio is market risk. Because it may invest in a smaller number of securities than many other funds, the Portfolio has focused portfolio risk, which is the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's net asset value. In addition, the Portfolio's investments in different investment styles have allocation risk, which is the risk that the allocation of investments between growth and value companies may have a more significant effect on the Portfolio's net asset value when one of these styles is performing more poorly than the other.

                 Performance Table and Bar Chart

     There is no performance table or bar chart for the Portfolio because it has not completed a full calendar year of operations.

Summary of Principal Risks

     The value of your investment in the Portfolio will change with changes in the values of the Portfolio's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect the Portfolio's investments as a whole. The Portfolio could be subject to additional principal risks because the types of investments made by the Portfolio can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Portfolio, its investments, and related risks

     o Market Risk This is the risk that the value of the Portfolio's investments will fluctuate as the stock market fluctuates and that prices overall will decline over short- or long-term periods.

     o Focused Portfolio Risk Because it may invest in a more limited number of companies than many other funds, the Portfolio may have more risk because changes in the value of a single security could have a more significant effect, either negative or positive, on the Portfolio's net asset value.

     o Allocation Risk This is the risk that the allocation of investments between growth and value companies may have a more significant effect on the Portfolio's net asset value when one of these styles is performing more poorly than the other. Also, the transaction costs of rebalancing the Portfolio's investments may be, over time, significant.

     o Foreign Risk This is the risk of investments in issuers located in foreign countries. The Portfolio's investments in foreign securities may experience rapid and extreme changes in value because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, and political changes or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in that country.

     o Currency Risk This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Portfolio's investments.

     o Management Risk The Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its decisions will produce the intended results.

--------------------------------------------------------------------
                FEES AND EXPENSES OF THE PORTFOLIO
--------------------------------------------------------------------

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment) None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

     The operating expenses information below is designed to assist contractowners of variable products that invest in the Portfolio in understanding the fees and expenses that they may pay as an investor. Because the information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract, owners of variable contracts that invest in the Portfolio should refer to the variable contract prospectus for a description of fees and expenses. Inclusion of these charges would increase the fees and expenses provided below.

                                                 Operating Expenses
                                                 ------------------

Management fees (a)                                    1.00%
Distribution (12b-1) fees                               .25%
Other expenses                                          .64%
                                                       -----
Total Portfolio operating expenses                     1.89%
Waiver and/or expense reimbursement (b)                (.44)%
                                                       ------
Net Expenses                                           1.45%
                                                       =======

(a)  Based on estimated expenses.
(b) Alliance has contractually agreed to waive its management fees and/or to bear expenses of the Portfolio to the extent necessary to prevent total portfolio operating expenses, on an annualized basis, from exceeding 1.45%.

Example

     The Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. This example does not give effect to any separate account or contract level fees that might be paid by a contractowner. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

               Example
               -------

  After 1 Yr.          $148
  After 3 Yrs.*        $457

----------------------
* The example assumes that Alliance's agreement to waive management fees and/or bear Portfolio expenses is not extended beyond it initial period.

--------------------------------------------------------------------
                             GLOSSARY
--------------------------------------------------------------------

This Prospectus uses the following terms.

Types of Securities
-------------------

Convertible securities are fixed-income securities that are convertible into common stock.

Depositary receipts include American Depositary Receipts
("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule
144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

Rating Agencies and Indexes
---------------------------

Fitch is Fitch Ratings, the international agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating
Co.

Moody's is Moody's Investors Service, Inc.

Russell 1000TM universe of securities is compiled by Frank
Russell Company and is segmented into two style indices, the Russell 1000 TM Growth Index and the Russell 1000 TM Value Index.

Russell 1000 TM Growth Index measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher growth values.

Russell 1000 TM Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

Other
-----

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------
                   DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the Portfolio's investment objective, principal investment policies and risks. Of course, there can be no assurance that the Portfolio will achieve its investment objective.

Please note that:

     o Additional discussion of the Portfolio's investments, including the risks of the investments that appear in bold type can be found in the discussion under Description of Additional Investment Practices following this section.

     o The description of the Portfolio's risks may include risks discussed in the Risk/Return Summary above.
          Additional information about risks of investing in the Portfolio can be found in the discussion under Additional Risk Considerations.

     o Additional descriptions of the Portfolio's strategies and investments, as well as other strategies and investments not described below may be found in the Portfolio's Statement of Additional Information or SAI.

     o Except as noted, (i) the Portfolio's investment objective is "fundamental" and cannot be changed without a shareholder vote and, (ii) the Portfolio's investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in the Portfolio's investments after they are purchased by the Portfolio will not cause the Portfolio to be in violation of such limitation.

Investment Objective and Principal Policies

     The investment objective of the Portfolio is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies. In managing the Portfolio, Alliance applies its proprietary portfolio optimization model to stocks identified through application of its fundamental Large Cap Growth and Large Cap Value investment disciplines. Through this process, Alliance seeks to construct a single, unified investment portfolio, efficiently diversified between the "growth" and "value" equity investment styles, which is optimized to provide the highest level of long term return for a given level of risk.

     Under normal circumstances, the Portfolio will invest at least 80% of its net assets in large capitalization companies. Large capitalization companies are companies with market capitalization at the time of investment within the range of the market capitalization of companies included in the Russell 1000TM Index. For purposes of this policy, net assets include any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders.

     The growth stocks used in the optimization process are selected through application of the Large Cap Growth investment discipline. This discipline emphasizes equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Through application of the Large Cap Growth investment process described below, Alliance will normally develop a universe of securities of 40-60 large cap growth companies. Typically, the top 35-40 of these securities will be used in the optimization model.

     The Large Cap Growth investment process emphasizes stock selection and investment in the securities of a limited number of issuers. The process relies heavily upon the fundamental analysis and research of Alliance's large internal growth research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. As one of the largest multi-national investment firms, Alliance has access to considerable information concerning all of these companies, including an in-depth understanding of their products, services, markets and competition and a good knowledge of the management of those companies.

     Alliance's analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

     Alliance expects the average market capitalization of the growth stocks selected for inclusion in the optimization model normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

     The value stocks used in the optimization process are selected through application of the Large Cap Value investment discipline. This discipline selects stocks using a fundamental value approach to identify securities that are undervalued. This approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by earnings power and dividend paying capability. Through this investment process, Alliance selects 40-60 stocks that will be used in the optimization model.

     The fundamental value approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend paying capability. The Large Cap Value investment process relies on Alliance's large internal value research staff of company and industry analysts to follow a research universe of approximately 700 companies with larger capitalization's. For each company in the research universe, the present value of the company's future cash flow, as forecast by Alliance analysts, is compared to the current price of the company's stock. Using a dividend discount model and solving for the internal rate of return, an expected rate of return is derived for each stock.

     The research staff identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects and meets regularly with company management, suppliers, clients and competitors. As a result, analysts have an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes.

     A committee composed of senior investment professionals (the "Research Review Committee") reviews all analyst research. The Research Review committee makes sure that the analysts have appropriately considered the key issues facing each company. In addition, it checks to see that forecasts of a company's future are compatible with its history. Finally, the Research Review Committee ensures that all forecasts use consistent analytic frameworks and economic assumptions.

The Optimization Process

     Alliance's optimization process is designed to enable Alliance to develop a single portfolio, efficiently diversified between the "growth" and "value" equity investment styles, which is optimized to provide the highest level of long-term return for a given level of risk. The optimization process begins with the identification of the most attractive growth and value stocks from the Large Cap Growth and Large Cap Value research universes. Alliance, using the investment process described above, rates each of the stocks in the Large Cap Growth universe to identify the top 35 companies. These companies comprise the growth stocks input into the optimization model. Alliance also ranks the stocks in the Large Cap Value universe on a "best" to "worst" basis, using its proprietary dividend discount model to generate an expected rate of return for each security. Through this process, Alliance selects 40-60 stocks which become the value stocks input into the optimization model.

     Alliance then applies its proprietary optimization model to the securities within each investment discipline. The model uses the S&P 500 Index as its benchmark and takes into consideration a multitude of factors for each stock, including each investment team's relative rankings of the stocks within their respective disciplines, and then develops a single unified portfolio of approximately 45-60 stocks that is designed to provide an efficiently diversified portfolio between "growth" and "value". This portfolio is then reviewed to ensure that the weightings in the final portfolio are appropriate. Alliance applies its optimization model at least weekly and more frequently when conditions warrant. The optimization model targets 50% of the value of the portfolio to growth stocks and 50% to value stocks. Depending on market conditions, however, the actual weighting of securities from each investment discipline in the portfolio will vary within a narrow range, normally from 45% - 55%. In extraordinary circumstances, when conditions favoring one investment style are compelling, the range may be up to 60% - 40%.

     The Portfolio also may:

     o invest up to 10% of its net assets in convertible securities;

     o invest up to 20% of its total assets in foreign securities;

     o enter into forward commitments for up to 30% of its assets, futures contracts and options on futures contracts with respect to securities, indices and currencies;

     o buy or sell options on foreign currencies and enter into forward foreign currency exchange contracts;

     o    purchase and sell exchange-traded index options;

     o write covered exchange-traded call options on its securities up to 15% of its total assets, and purchase exchange-traded call and put options on common stocks up to 10% of its total assets;

     o make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of its net assets is held as collateral for such sales;

     o invest up to 5% of its total assets in rights or warrants;

     o invest up to 15% of its net assets in illiquid securities;

     o make loans of portfolio securities up to 33 1/3% of its total assets (including collateral for any security loaned); and

     o    enter into repurchase agreements.

Description of Additional Investment Practices

     This section describes the Portfolio's investment practices and associated risks. Unless otherwise noted, the Portfolio's use of any of these practices was specified in the previous section.

     Derivatives. The Portfolio may use derivatives to achieve its investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

     Derivatives can be used by investors such as the Portfolio to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Portfolio is permitted to use derivatives for one or more of these purposes, although the Portfolio generally uses derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefits to Portfolio shareholders. The Portfolio may take a significant position in those derivatives that are within its investment policies if, in Alliance's judgment, this represents the most effective response to current or anticipated market conditions. The Portfolio will generally make extensive use of carefully selected forwards and other derivatives to achieve the currency hedging that is an integral part of their investment strategy. Alliance's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Portfolio's investment objectives and policies.

     Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts.
Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

     There are four principal types of derivative instruments--options, futures, forwards, and swaps--from which virtually any type of derivative transaction can be created.

     o Options--An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

     o Futures--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

     o Forwards--A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

     o Swaps--A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction.

     Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. The term "derivative" also is sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

     While the judicious use of derivatives by highly-experienced investment managers such as Alliance can be quite beneficial, derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues relating to the use of derivatives that investors should understand before investing in the Portfolio.

     o Market Risk--This is the general risk of all investments that the value of a particular investment will change in a way detrimental to the Portfolio's interest based on changes in the bond market generally.

     o Management Risk--Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Portfolio, and the ability to forecast price, interest rate, or currency exchange rate movements correctly.

     o Credit Risk--This is the risk that a loss may be sustained by the Portfolio as a result of the failure of a derivative counterparty to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolio considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

     o Liquidity Risk--Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

     o Leverage Risk--Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

     o Other Risks--Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

Derivatives Used by the Portfolio. The following describes specific derivatives that the Portfolio may use.

     Forward Foreign Currency Exchange Contracts. The Portfolio purchases or sells forward foreign currency exchange contracts ("forward contracts") to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies. The Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security (a "transaction hedge"). When the Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency, or when the Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge"). Instead of entering into a position hedge, the Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated (a "cross-hedge").

     Futures Contracts and Options on Futures Contracts. The Portfolio may buy and sell futures contracts on fixed-income or other securities or foreign currencies, and contracts based on interest rates or financial indices, including any index of U.S. Government securities, foreign government securities or corporate debt securities.

     Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by the Portfolio will be traded on U.S. or foreign exchanges and will be used only for hedging purposes.

     Options on Foreign Currencies. The Portfolio invests in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for the purposes of protecting against declines in U.S. Dollar value of foreign currency denominated securities held by the Portfolio and against increases in the U.S. Dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

     Options on Securities. In purchasing an option on securities, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss not greater than the premium paid for the option. Thus, the Portfolio would realize a loss if the price of the underlying security declined or remained the same (in the case of a call) or increased or remained the same (in the case of a put) or otherwise did not increase (in the case of a put) or decrease (in the case of a call) by more than the amount of the premium. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

     The Portfolio may write a put or call option in return for a premium, which is retained by the Portfolio whether or not the option is exercised. Except with respect to uncovered call options written for cross-hedging purposes, the Portfolio will not write uncovered call or put options on securities. A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by the Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

     The risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security, and the Portfolio could be obligated to acquire the underlying security at its current price and sell it at a lower price. The risk of loss from writing an uncovered put option is limited to the exercise price of the option.

     The Portfolio may write a call option on a security that it does not own in order to hedge against a decline in the value of a security that it owns or has the right to acquire, a technique referred to as "cross-hedging." The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction exceeds that to be received from writing a covered call option, while at the same time achieving the desired hedge. The correlation risk involved in cross-hedging may be greater than the correlation risk involved with other hedging strategies.

     Options purchased or written by the Portfolio may be illiquid and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

     Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

     Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible securities, which generally provide a stable stream of income with yields that are generally higher than those of common stock of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying common stock, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities may share some or all of the risks of non-convertible debt securities with those ratings.

     Depositary Receipts. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

     Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

     When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but the Portfolio may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

     The use of forward commitments helps the Portfolio to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, the Portfolio might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

     The Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date. The Portfolio enters into forward commitments, however, only with the intention of actually receiving securities or delivering them, as the case may be. If the Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may realize a gain or incur a loss.

     Illiquid Securities. Illiquid securities generally include
(i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many currency swaps and any assets used to cover currency swaps, and (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

     Because of the absence of a trading market for illiquid securities, the Portfolio may not be able to realize its full value upon sale. Alliance will monitor the liquidity of the Portfolio's investments in illiquid securities. Rule 144A securities generally will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by the Portfolio.

     Loans of Portfolio Securities. The Portfolio may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that cash, liquid high grade debt securities or bank letters of credit equal to at least 100% of the market value of the securities loaned is deposited and maintained by the borrower with the Portfolio. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities.

     In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income from the securities. The Portfolio may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. The Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. The Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

     Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Portfolio requires continual maintenance of collateral in an amount equal to, or in excess of, the resale price. If a vendor defaults on its repurchase obligation, the Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Portfolio enters into repurchase agreements.

     Rights and Warrants. Warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

     Short Sales. A short sale is effected by selling a security that the Portfolio does not own, or, if the Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Portfolio owns or has the right to obtain without payment securities identical to those sold short.

     If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs discussed above. Although the Portfolio's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

     Future Developments. The Portfolio may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Portfolio, or are not available but may yet be developed, to the extent such investment practices are consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

     Portfolio Turnover. Generally, the Portfolio is actively managed and the Portfolio's portfolio turnover may exceed 100% in some cases in response to market conditions. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Portfolio and its shareholders.

     Temporary Defensive Position. For temporary defensive purposes, the Portfolio may invest in certain types of short-term, liquid, high grade or high quality debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities, including notes and bonds. While the Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Additional Risk Considerations

     Investments in the Portfolio involves the special risk considerations described below.

     Currency Considerations. The Portfolio invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies, and therefore, it will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. These changes will affect the Portfolio's net assets, distribution and income. If the value of the foreign currencies in which the Portfolio receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Portfolio distributions, the Portfolio may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Portfolio must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time the Portfolio incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, the Portfolio may engage in currency hedging transactions, as described above, which involve certain special risks.

     Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Portfolio's portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

     Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Portfolio. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

     The Portfolio also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require the Portfolio to adopt special procedures that may involve additional costs to the Portfolio. These factors may affect the liquidity of the Portfolio's investments in any country and Alliance will monitor the effect of any such factor or factors on the Portfolio's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

     Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

     The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country and the Portfolio's investments. In the event of expropriation, nationalization or other confiscation, the Portfolio could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S. laws.

     U.S. and Foreign Taxes. The Portfolio's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by the Portfolio may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

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                   MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------

Investment Adviser


     The Portfolio's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser managing client accounts with assets as of December 31, 2002 totaling approximately $387 billion (of which approximately $145 billion represented assets of investment companies). As of December 31, 2002, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 44 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 54 registered investment companies managed by Alliance, comprising 126 separate investment portfolios, currently have approximately 7.4 million shareholder accounts.


     Alliance provides investment advisory services and order placement facilities for the Portfolio. For these advisory services, the Portfolio will pay Alliance at the annual rate of ..95% of the average daily value of the Portfolio's net assets.


Portfolio Managers


     Lewis A. Sanders will make the day to day investment decisions for the Portfolio. Mr. Sanders is the Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford
C. Bernstein & Co., Inc. since prior to 1998.

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                   PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------

How the Portfolio Values Its Shares

     The Portfolio's net asset value or NAV is calculated at 4:00 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, the Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Portfolio values its securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Portfolio's directors believe accurately reflect fair market value. The Portfolio invests in securities that are primarily listed on foreign exchanges and traded on weekends or other days when the Portfolio does not price its shares. The Portfolio's NAV may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

     Your order for a purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received by the Portfolio.

How to Purchase and Sell Shares

     The Portfolio offers its shares through the separate accounts of life insurance companies. You may only purchase and sell shares through these separate accounts. See the prospectus of the separate account of the participating insurance company for information on the purchase and sale of the Portfolio's shares.

------------------------------------------------------------------------------

                DIVIDENDS, DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

     The Portfolio declares dividends on its shares at least annually. The income and capital gains distribution will be made in shares of the Portfolio.

     See the prospectus of the separate account of the participating insurance company for federal income tax information.

     Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. Provided that certain code requirements are met, the Portfolio may "passthrough" to its shareholders credits or deductions to foreign income taxes paid.

--------------------------------------------------------------------
                    DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------

     This Prospectus offers Class B shares. The Class B shares have an asset-based sales charge or Rule 12b-1 fee. The Portfolio has adopted a plan under Commission Rule 12b-1 that allows the Portfolio to pay asset-based sales charges or distribution fees for the distribution and sale of its shares. The amount of these fees for the Class B shares as a percentage of average daily net assets is 0.25%. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

     For more information about the Portfolio, the following document is available upon request:

Annual/Semi-annual Reports to Shareholders

     The Portfolio's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI)

     The Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolio's SAI is incorporated by reference into (and is legally part of) this Prospectus.

     You may request a free copy of the SAI or make shareholder inquiries of the Portfolio, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:     c/o Alliance Global Investor Services, Inc.
             P.O. Box 786003
             San Antonio, TX 78278-6003

By Phone:    For Information:  (800) 221-5672
             For Literature:   (800) 227-4618

Or you may view or obtain these documents from the Commission:

     o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

     o The SAI and other information about the Portfolio are available on the EDGAR Database on the Commission's
          Internet site at http://www.sec.gov.

     o Copies of the information may be obtained, after paying a fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
          Washington, DC 20549-0102.

You also may find more information about Alliance and the Portfolio on the Internet at: www.Alliancecapital.com

SEC File No: 811-05398


00250.0292 #382349v2

                                                ALLIANCE VARIABLE PRODUCTS
                                                SERIES FUND, INC.

ALLIANCEBERNSTEIN U.S. LARGE CAP BLENDED STYLE SERIES PORTFOLIO

-----------------------------------------------------------------

c/o Alliance Global Investor Services, Inc.
P. O. Box 786003 San Antonio, Texas 78278-6003
Toll Free (800) 221-5672

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               STATEMENT OF ADDITIONAL INFORMATION
                           May 1, 2003

-----------------------------------------------------------------

     This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the Prospectus dated May 1, 2003 for Alliance Variable Products Series Fund, Inc. (the "Fund") that offers Class A and Class B shares. Copies of the Prospectuses of the Fund may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or telephone number shown above.

TABLE OF CONTENTS

                                                              PAGE

        Introduction
        Investment Policies and Restrictions
        Management of the Fund
        Purchase and Redemption of Shares
        Net Asset Value
        Portfolio Transactions
        Dividends, Distributions and Taxes
        General Information
        Appendix A - Futures Contracts and Options on
                Futures Contracts and Foreign Currencies      A-1


(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

-----------------------------------------------------------------
                          INTRODUCTION
-----------------------------------------------------------------

          The Alliance Variable Products Series Fund, Inc. (the "Fund") is an open-end series investment company designed to fund variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies. The Fund currently offers an opportunity to choose among the separately managed pools of assets ("Portfolios") described in the Fund's Prospectus which have differing investment objectives and policies. The Fund currently has nineteen Portfolios. This SAI relates only to the AllianceBernstein U.S. Large Cap Blended Style Portfolio (the "Portfolio"). As of December 31, 2002 the Portfolio had no shares outstanding.

-----------------------------------------------------------------
              INVESTMENT POLICIES AND RESTRICTIONS
-----------------------------------------------------------------

          The following investment policies and restrictions supplement, and should be read in conjunction with, the information regarding the investment objectives, policies and restrictions of the Portfolio set forth in the Fund's Prospectus. The Portfolio's investment objective is fundamental and cannot be changed without a shareholder vote. Except as noted below, the investment policies described below are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders of the Portfolio; however, shareholders will be notified prior to a material change in such policies.

          Whenever any investment policy or restriction states a minimum or maximum percentage of the Portfolio's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in value or net assets will not be considered a violation.

        ADDITIONAL INVESTMENT POLICIES AND PRACTICES

          The following information about the Portfolio's investment policies and practices supplements the information set forth in the Prospectus.

          Convertible Securities. The Portfolio may invest in convertible securities which include bonds, debentures, corporate notes and preferred stocks that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible securities which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Portfolio may invest up to 10% of its net assets in the convertible securities of companies whose common stocks are eligible for purchase by the Portfolio under the investment policies described above.

          Depositary Receipts. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

          Foreign Securities. The Portfolio may invest up to 20% of its total assets in foreign equity and fixed income securities eligible for purchase by the Portfolio under the investment policies described above. Foreign securities investments are affected by exchange control regulations as well as by changes in governmental administration, economic or monetary policy (in the United States and abroad) and changed circumstances in dealings between nations. Currency exchange rate movements will increase or reduce the U.S. Dollar value of the Portfolio's net assets and income attributable to foreign securities. Costs will be incurred in connection with the conversion of currencies held by the Portfolio. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers, and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations.

          Forward Commitments. The Portfolio may enter into forward commitments for the purchase or sale of securities. Such transactions may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

          When forward commitment transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally within four months after the transaction, although delayed settlements beyond four months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest accrues to the purchaser prior to the settlement date. At the time the Portfolio enters into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

          The Portfolio's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date, but the Portfolio will enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Portfolio's custodian will maintain, in the separate account of the Portfolio, liquid assets having value equal to, or greater than, any commitments to purchase securities on a forward commitment basis. If the Portfolio, however, chooses to dispose of the right to receive or deliver a security subject to a forward commitment prior to the settlement date of the transaction, it can incur a gain or loss. In the event the other party to a forward commitment transaction were to default, the Portfolio might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

          Although the Portfolio intends to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, the Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, the Portfolio may have to sell assets that have been set aside in order to meet redemptions. In addition, if the Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, the Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, the Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than the Portfolio's payment obligation).

          Forward Foreign Currency Exchange Contracts. The Portfolio may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Portfolio of adverse changes in the relationship between the U.S. Dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

          The Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). The Portfolio may not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Portfolio's transactions in that currency. Additionally, for example, when the Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency, or when the Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). The Portfolio will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. In this situation the Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedge").

          To the extent required by applicable law, the Portfolio's Custodian will place liquid assets in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the assets placed in a separate account declines, additional liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. In addition, the Portfolio may use such other methods of "cover" as are permitted by applicable law.

          The Portfolio will not speculate in forward currency contracts. The Portfolio will only enter forward foreign currency exchange contracts with counterparties that, in the opinion of the Adviser, do not present undue credit risk.

          Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of securities decline. These transactions also preclude the opportunity for gain if the value of the hedge currency should rise. Moreover, it may not be possible for the Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the anticipated devaluation level. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The matching of the increase in value of a forward contract and the decline in the U.S. Dollar equivalent value of the foreign currency-denominated asset that is the subject of the hedge generally will not be precise. In addition, the Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. Dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

          Futures Contracts and Options on Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government Securities, securities issued by foreign government entities, or common stocks ("futures contracts") and may purchase and write put and call options to buy or sell futures contracts ("options on futures contracts"). A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of a contractual obligation to acquire the securities or foreign currencies called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

          Options on futures contracts written or purchased by the Portfolio will be traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Portfolio's portfolio securities or adversely affect the prices of securities which the Portfolio intends to purchase at a later date.

          The successful use of such instruments draws upon the Adviser's special skills and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. The Portfolio's Custodian will place liquid assets in a segregated account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under futures contracts.

          For additional information on the use, risks and costs of futures contracts and options on futures contracts, see
Appendix A.

          Illiquid Securities. The Portfolio will not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities are securities restricted as to disposition under Federal securities laws and include, among others, (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers),
(b) over-the-counter options and assets used to cover over-the-counter options, and (c) repurchase agreements not terminable within seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. This restriction will not apply to securities purchased pursuant to Rule 144A.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act") and securities which are otherwise not readily marketable. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          A large institutional market has developed for certain securities that are not registered under the Securities Act, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at reasonable prices.

          The Portfolio's Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Portfolio that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Portfolio's Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission interpretation or position with respect to such type of securities.

          Loans of Portfolio Securities. The Portfolio may make secured loans of its portfolio securities to brokers, dealers and financial institutions provided that liquid assets, or bank letters of credit equal to at least 100% of the market value of the securities loaned are deposited and maintained by the borrower with the Portfolio. A principal risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio will be exposed to the risk that the sale of any collateral realized upon a borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to review by the Board of Directors) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Portfolio any income earned thereon and the Portfolio may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Portfolio's investment risks. The Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Portfolio may pay reasonable finders, administrative and custodial fees in connection with a loan. The Portfolio will not lend its portfolio securities to any officer, director, employee or affiliate of the Portfolio or the Adviser. The Board of Directors will monitor the Portfolio's lending of portfolio securities.

          Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

          For additional information on the use, risks and costs of Currency Options, see Appendix A.

          Options on Market Indices. The Portfolio may purchase and sell exchange-traded index options. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

          Through the purchase of listed index options, the Portfolio could achieve many of the same objectives as through the use of options on individual securities. Price movements in the Portfolio's portfolio securities probably will not correlate perfectly with movements in the level of the index and, therefore, the Portfolio would bear a risk of loss on index options purchased by it if favorable price movements of the hedged portfolio securities do not equal or exceed losses on the options or if adverse price movements of the hedged portfolio securities are greater than gains realized from the options.

          Puts and Calls. The Portfolio may write exchange-traded call options on common stocks, for which it will receive a purchase premium from the buyer, and may purchase and sell exchange-traded call and put options on common stocks written by others or combinations thereof. The Portfolio will not write put options. Writing, purchasing and selling call options are highly specialized activities and entail greater than ordinary investment risks. A call option gives the purchaser of the option, in exchange for paying the writer a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price. A put option gives the buyer of the option, in exchange for paying the writer a premium, the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date at a predetermined price.

          The writing of call options will, therefore, involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options is higher, and consequently the risks are greater when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. The Portfolio will not sell a call written by it unless the Portfolio at all times during the option period owns either (a) the optioned securities or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio or (b) a call option on the same security and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with its Custodian.

          Premiums received by the Portfolio in connection with writing call options will vary widely depending primarily on supply and demand. Commissions, stock transfer taxes and other expenses of the Portfolio must be deducted from such premium receipts. Calls written by the Portfolio will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser. The endorsing or guaranteeing firm requires that the option writer (in this case the Portfolio) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

          The Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

          In buying a call, the Portfolio would be in a position to realize a gain if, during the option period, the price of the shares increased by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium and commissions payable on exercise. By buying a put, the Portfolio would be in a position to realize a gain if, during the option period, the price of the shares declined by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium and commissions payable on exercise. In addition, the Portfolio could realize a gain or loss on such options by selling them.

          Stock Index Futures. The Portfolio may purchase and sell stock index futures contracts. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of liquid assets equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. The Portfolio will not purchase and sell options on stock index futures contacts.

          The Portfolio may not purchase or sell a stock index future if, immediately thereafter, more than 30% of its total assets would be hedged by stock index futures. In connection with its purchase of stock index futures contracts the Portfolio will deposit in a segregated account with the Portfolio's custodian an amount of liquid assets equal to the market value of the futures contracts less any amounts maintained in a margin account with the Portfolio's broker. The Portfolio may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Portfolio's existing futures positions would exceed 5% of the market value of the Portfolio's total assets.

          For more detailed description of stock index futures contracts, see Appendix A.

          Repurchase Agreements. The Portfolio may enter into repurchase agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Portfolio to keep all of its assets at work while retaining overnight flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, the Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Portfolio might be delayed in or prevented from, selling the collateral for its benefit. The Adviser monitors the creditworthiness of the vendors with which the Portfolio enters into repurchase agreements.

          Rights and Warrants. The Portfolio may invest up to 5% of its total assets in rights or warrants which entitle the holder to buy equity securities at a specific price for a specific period of time, but will do so only if the equity securities themselves are deemed appropriate by the Adviser for inclusion in the Portfolio's portfolio. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

          Short Sales. The Portfolio may make short sales of securities or maintain a short position, provided that at all times when a short position is open not more than 33% of the Portfolio's net assets (taken at market value) is held as collateral for such sales. Pursuant to the Taxpayer Relief Act of 1997, if the Portfolio has an unrealized gain with respect to a security and enters into a short sale with respect to such security, the Portfolio generally will be deemed to have sold the appreciated security and thus will recognize a gain for tax purposes. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Certain special federal income tax considerations may apply to short sales which are entered into by the Portfolio.

          General. The successful use of the foregoing investment practices, which may be used as a hedge against changes in the values of securities resulting from market conditions, draws upon the Adviser's special skills and experience with respect to such instruments and usually depends on the Adviser's ability to forecast movements of specific securities or stock indices correctly. Should these securities or indices move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of options and stock index futures contracts or may realize losses and, thus, be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of securities being hedged or used for cover will not be perfect and could produce unanticipated losses. The Portfolio's ability to dispose of its position in options and stock index futures will depend on the availability of liquid markets in these instruments. No assurance can be given that the Portfolio will be able to close a particular option or stock index futures position.

Certain Fundamental Investment Policies

          The Portfolio is also subject to the following restrictions in implementing its investment policies which cannot be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities. The approval of a majority of the Portfolio's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

          As a matter of fundamental policy, the Portfolio may not:

          (a) with respect to 75% of its assets (i) have more than 5% of its assets invested in any one issuer and (ii) own more than 10% of the outstanding voting securities of any one issuer;

          (b) invest 25% or more of the value of its total assets in the same industry (except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities);

          (c) mortgage, pledge or hypothecate or otherwise encumber its assets, except as may be necessary in connection with permissible borrowings;

          (d) purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

          (e) issue senior securities or borrow money, except as permitted by the 1940 Act and the regulations and interpretations thereunder;

          (f) make loans to other persons, except that the Portfolio may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed the making of a loan;

          (g) purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business;

          (h) purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit the Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Portfolio's investment policies, or (ii) investing in securities of any kind; or

          (i) act as an underwriter of securities, except that the Portfolio may acquire restricted securities or securities in private placements under circumstances in which, if such securities were sold, the Portfolio might be deemed to be an underwriter within the meaning of the Securities Act of 1933.

          Whenever any investment restriction states a maximum percentage of the Portfolio's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Portfolio's acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

-----------------------------------------------------------------
                   MANAGEMENT OF THE PORTFOLIO
-----------------------------------------------------------------

Board of Directors Information

          The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.




                                               PORTFOLIOS
                          PRINCIPAL            IN FUND          OTHER
NAME, ADDRESS             OCCUPATIONS(S)       COMPLEX          DIRECTORSHIPS
AND AGE                   DURING PAST          OVERSEEN BY      HELD BY
(YEARS OF SERVICE*)       5 YEARS              DIRECTOR         DIRECTOR
-------------------       --------------       -----------      --------

INTERESTED DIRECTOR

John D. Carifa,** 58,     President, Chief     114              None
1345 Avenue of the        Operating Officer
Americas, New York, NY    and a Director of
10105 (6)                 Alliance Capital
                          Management Corporation
                          ("ACMC"), with which he
                          has been associated
                          since prior to 1998.

DISINTERESTED DIRECTORS

Ruth Block,#+ 72,         Formerly an           93              None
P.O. Box 4623,            Executive Vice
Stamford, CT 06903 (6)    President and the
                          Chief Insurance
                          Officer of The
                          Equitable Life
                          Assurance Society
                          of the United
                          States; Chairman
                          and Chief Executive
                          Officer of Evlico.
                          Formerly a Director
                          of Avon, Tandem
                          Financial Group,
                          Donaldson, Lufkin &
                          Jenrette Securities
                          Corporation, Ecolab
                          Incorporated
                          (specialty
                          chemicals) and BP
                          Amoco Corporation
                          (oil and gas).

David H. Dievler,#+ 73,   Independent           98              None
P.O. Box 167, Spring      consultant.  Until
Lake,                     December 1994 he
New Jersey 07762 (6)      was Senior Vice
                          President of ACMC
                          responsible for
                          mutual fund
                          administration.
                          Prior to joining
                          ACMC in 1984 he was
                          Chief Financial
                          Officer of
                          Eberstadt Asset
                          Management since
                          1968.  Prior to
                          that he was Senior
                          Manager at Price
                          Waterhouse & Co.
                          Member of American
                          Institute of
                          Certified Public
                          Accountants since
                          1953.

John H. Dobkin,#+ 61,     Consultant.  He was   94              None
P.O. Box 12,              formerly a Senior
Annandale, New York       Advisor from June
12504 (6)                 1999 - June 2000
                          and President of
                          Historic Hudson
                          Valley (December
                          1989 - May 1999).
                          Previously,
                          Director of the
                          National Academy of
                          Design.  During
                          1988-92, he was
                          Director and
                          Chairman of the
                          Audit Committee of
                          ACMC.

William H. Foulk, Jr.,    Investment Adviser   110              None
#+ 70,                    and Independent
2 Sound View Drive,       Consultant.  He was
Suite 100,                formerly Senior
Greenwich, Connecticut    Manager of Barrett
06830 (6)                 Associates, Inc., a
                          registered
                          investment adviser,
                          with which he had
                          been associated
                          since prior to
                          1998.  He was
                          formerly Deputy
                          Comptroller of the
                          State of New York
                          and, prior thereto,
                          Chief Investment
                          Officer of the New
                          York Bank for
                          Savings.

Clifford L. Michel,#+     Senior Counsel of     93              Placer Dome,
63, St. Bernard's Road,   the law firm of                       Inc.
Gladstone,                Cahill Gordon &
New Jersey 07934 (6)      Reindel since
                          February, 2001 and
                          a partner of that
                          firm for more than
                          twenty-five years.
                          He is President and
                          Chief Executive
                          Officer of Wenonah
                          Development Company
                          (investments) and a
                          Director of the
                          Placer Dome, Inc.
                          (mining).

Donald J. Robinson,#+     Senior Counsel to     92              None
68, 98 Hell's Peak Road,  the law firm of
Weston, Vermont 05161 (6) Orrick, Herrington
                          & Sutcliffe LLP
                          since prior to
                          1998.  Formerly a
                          senior partner and
                          a member of the
                          Executive Committee
                          of that firm.  He
                          was also a member
                          and Chairman of the
                          Municipal
                          Securities
                          Rulemaking Board
                          and a Trustee of
                          the Museum of the
                          City of New York.



--------
*    There is no stated term of office for the Fund's Directors.

**   Mr. Carifa is an "interested person", as defined in the 1940
     Act, of the Fund because of an affiliation with Alliance.

#    Member of the Audit Committee.

+    Member of the Nominating Committee.

          The Fund's Board of Directors has two standing committees of the Board -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee met two times during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies on the Board of Directors. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Directors. The nominating Committee did not meet during the Fund's most recently completed fiscal year.

          In approving the Fund's Advisory Agreement with respect to the Portfolio, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Directors were the nature and quality of the services to be provided by the Adviser and the reasonableness of the fees to be charged for those services. These matters were considered by the disinterested directors meeting separately from the full Board of Directors with experienced counsel that is independent of the Adviser.

          The Directors' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meeting with and reports of the Adviser's senior management, portfolio managers and administrative personnel. The Directors also considered the scope and quality of the Adviser's in-house research capability, other resources dedicated to performing its services, and the quality of its administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers.

          In reviewing the fees payable under the Advisory Agreement, the Directors compared the fees and expected overall expense levels of the Portfolio to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios included both information compiled by the Adviser and information compiled by an independent data service. The Directors also considered the fees of the Portfolio as a percentage of assets at different asset levels. The Directors also considered an expense limitation agreement between the Fund and the Adviser that set expense caps on overall Portfolio expenses. For these purposes, the Directors took into account not only the fees payable by the Portfolio, but also so-called "fallout benefits" to the Adviser, such as the proposed engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Portfolio, and the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Portfolio's securities transactions. In evaluating the Portfolio's advisory fees, the Directors also took into account the expected demands, complexity and quality of the investment management of the Fund.

          The Directors also considered the business reputation of the Adviser and its financial resources. The Directors evaluated the procedures and systems to be adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Portfolio with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Directors also considered information concerning proposed policies and procedures of the Adviser with respect to the execution of portfolio transactions.

          No single factor was considered in isolation or to be determinative to the decision of the Directors to approve the Advisory Agreement. Rather, the Directors concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Portfolio to approve the Advisory Agreement, without modification to its terms, including the fees to be charged for services thereunder.

          The dollar range of the Fund's securities owned by each director and the aggregate dollar range of securities owned in the Alliance Fund Complex are set forth below.

                          Dollar Range of      Aggregate Dollar Range
                          Equity Securities    of Equity Securities in
                          in the Fund as of    the Alliance Fund Complex
                          December 31, 2002    as of December 31, 2002
                          -----------------    -----------------------

John D. Carifa                  None             Over $100,000
Ruth Block                      None             Over $100,000
David H. Dievler                None             Over $100,000
John H. Dobkin                  None             Over $100,000
William H. Foulk, Jr.           None             Over $100,000
Clifford L. Michel              None             Over $100,000
Donald J. Robinson              None             Over $100,000


Officer Information

Certain information concerning the Fund's officers is set forth below.


NAME AND ADDRESS,*           POSITION(S) HELD        PRINCIPAL OCCUPATION
AND (AGE)                    WITH FUND               DURING PAST 5 YEARS
---------                    ---------               --------------------

John D. Carifa, (58)         Chairman and President  See biography above.

Kathleen A. Corbet, (42)     Senior Vice President   Executive Vice
                                                     President of ACMC,**
                                                     with which she has been
                                                     associated since prior
                                                     to 1998.

Alfred L. Harrison, (64)     Senior Vice President   Vice Chairman of
                                                     ACMC,** with which he
                                                     has been associated
                                                     since prior to 1998.

Wayne D. Lyski, (60)         Senior Vice President   Executive Vice
                                                     President of ACMC,**
                                                     with which he has been
                                                     associated since prior
                                                     to 1998.

Andrew S. Adelson (46)       Vice President          Senior Vice President
                                                     and Chief Investment
                                                     Officer of
                                                     International Value
                                                     Equities and an
                                                     Executive Vice
                                                     President of ACMC since
                                                     October 2000; prior
                                                     thereto, Chief
                                                     Investment Officer of
                                                     International
                                                     Investment Management
                                                     Services at SCB & Co.
                                                     since prior to 1998.

Andrew M. Aran, (45)         Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Bruce Aronow, (35)           Vice President          Vice President of
                                                     ACMC,** with which he
                                                     has been associated
                                                     since 1999.  Prior
                                                     thereto, he was a Vice
                                                     President at INVESCO
                                                     since 1998.

Edward Baker, (51)           Vice President          Senior Vice President
                                                     and Chief Investment
                                                     Officer - Emerging
                                                     Markets of ACMC,** with
                                                     which he has been
                                                     associated since prior
                                                     to 1998.

Thomas J. Bardong, (57)      Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Matthew Bloom, (45)          Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Mark H. Breedon, (49)        Vice President          Vice President of
                                                     ACMC,**and a Director
                                                     and Vice President of
                                                     Alliance Capital
                                                     Limited** since prior
                                                     to 1998.

Russel Brody, (35)           Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Kenneth T. Carty (41)        Vice President          Assistant Vice
                                                     President of ACMC,**
                                                     with which he has been
                                                     associated since prior
                                                     to 1998.

Frank Caruso (45)            Vice President          Senior Vice president
                                                     of Shields/ACMC,** with
                                                     which he has been
                                                     associated since prior
                                                     to 1998.

John F. Chiodi (36)          Vice President          Vice President of
                                                     ACMC,** with which he
                                                     has been associated
                                                     since prior to 1998.

Paul J. DeNoon, (40)         Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Joseph C. Dona (41)          Vice President          Vice President of
                                                     ACMC,** with which he
                                                     has been associated
                                                     since prior to 1998.

Gregory Dube (47)            Vice President          Senior Vice President
                                                     and Head of the Global
                                                     High Yield Group of
                                                     ACMC,** with which he
                                                     has been associated
                                                     since prior to 1998.

Marilyn G. Fedak (55)        Vice President          Senior Vice President
                                                     and Chief Investment
                                                     Officer - U.S. Value
                                                     Equities and an
                                                     Executive Vice
                                                     President at ACMC**
                                                     since October 2000.
                                                     Prior thereto, she was
                                                     Chief Investment
                                                     Officer and Chairman of
                                                     the U.S. Equity
                                                     Investment Policy Group
                                                     at SCB & Co. since
                                                     prior to 1998.

Jane Mack Gould (64)         Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     she has been associated
                                                     since prior to 1998.

David A. Kruth (38)          Vice President          Vice President of
                                                     ACMC,** with which he
                                                     has been associated
                                                     since 1998.

Alan Levi (52)               Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Michael Levy (32)            Vice President          Assistant Vice
                                                     President of ACMC,**
                                                     with which he has been
                                                     associated since prior
                                                     to 1998.

Gerald T. Malone, (48)       Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Andrew Moloff (35)           Vice President          Senior Vice President
                                                     and Director of Small
                                                     and Mid-Cap Value
                                                     Equity Research of
                                                     ACMC,** since October
                                                     2000.  Director of
                                                     research for the
                                                     Small-Capitalization
                                                     U.S. Equity Research
                                                     Group at SCB & Co.
                                                     since 1998.

Michael Mon, (33)            Vice President          Vice President of
                                                     ACMC,** with which he
                                                     has been associated
                                                     since June 1999.  Prior
                                                     thereto, he was a
                                                     Portfolio Manager at
                                                     Brundage, Story and
                                                     Rose since 1998.

Daniel Nordby (58)           Vice President          Senior Vice President
                                                     of ACMC, with which he
                                                     has been associated
                                                     since 1998.

Raymond J. Papera, (46)      Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Douglas J. Peebles, (36)     Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Jeffrey S. Phlegar (35)      Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Daniel G. Pine, (50)         Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Steven Pisarkiewicz (52)     Vice President          Senior Vice President,
                                                     Senior Portfolio
                                                     Manager and Chairman of
                                                     the Structured Equities
                                                     Investment Policy Group
                                                     of ACMC's Bernstein
                                                     Investment Research and
                                                     Management unit since
                                                     October 2000.  Prior
                                                     thereto, he was
                                                     employed by SCB & Co.
                                                     as managing director of
                                                     financial advisors,
                                                     managing director of
                                                     Institutional Services
                                                     since prior to 1998.

Michael J. Reilly (37)       Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

John Ricciardi (50)          Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Paul C. Rissman, (45)        Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     he has been associated
                                                     since prior to 1998.

Gregory R. Sawers (42)       Vice President          Director of U.S. Equity
                                                     Research of ACMC's
                                                     Bernstein Investment
                                                     Research and Management
                                                     unit since October
                                                     2000. Prior thereto he
                                                     held the same position
                                                     at SCB & Co. since
                                                     prior to 1998.

Kevin F. Simms (36)          Vice President          Senior Vice President
                                                     and Director of
                                                     Research for
                                                     International Value and
                                                     Global Value Equities
                                                     at ACMC since October
                                                     2000.  Prior thereto,
                                                     he was Director of
                                                     Research of SCB & Co.
                                                     since 1998.

Michael A. Snyder (40)       Vice President          Senior Vice President
                                                     of ACMC since May,
                                                     2001.  Previously he
                                                     was a Managing Director
                                                     in the high yield asset
                                                     management group at
                                                     Donaldson, Lufkin &
                                                     Jenrette Corporation
                                                     from 1998 to 2001, and
                                                     a Managing Director at
                                                     Bear Stearns & Co.
                                                     since prior to 1998.

Annie Tsao (49)              Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     she has been associated
                                                     since prior to 1998.

Jean Van De Walle, (43)      Vice President          Vice President of
                                                     ACMC,** with which he
                                                     has been associated
                                                     since prior to 1998.

Richard A. Winge (50)        Vice President          Senior Vice President
                                                     and Managing Director
                                                     of AllianceBernstein
                                                     Investment and Research
                                                     Management, Inc.
                                                     ("ABIRM"),** with which
                                                     he has been associated
                                                     since prior to 1998.

Sandra Yeager, (38)          Vice President          Senior Vice President
                                                     of ACMC,** with which
                                                     she has been associated
                                                     since prior to 1998.


Edmund P. Bergan, Jr.,       Secretary               Senior Vice President
(51)                                                 and the General Counsel
                                                     of ABIRM** and AGIS**,
                                                     with which he has been
                                                     associated since prior
                                                     to 1998.

Mark D. Gersten, (52)        Treasurer and Chief     Vice President of
                             Financial Officer       ABIRM** and Senior Vice
                                                     President of AGIS,**
                                                     with which he has been
                                                     associated since prior
                                                     to 1998.

Andrew L. Gangolf, (47)      Assistant Secretary     Senior Vice President
                                                     and Assistant General
                                                     Counsel of ABIRM,**
                                                     with which he has been
                                                     associated since prior
                                                     to 1998.

Domenick Pugliese, (41)      Assistant Secretary     Senior Vice President
                                                     and Assistant General
                                                     Counsel of ABIRM,**
                                                     with which he has been
                                                     associated since prior
                                                     to 1998.

Thomas R. Manley, (50)       Controller              Vice President of ACMC,**
                                                     with which he
                                                     has been associated since
                                                     prior to 1998.

--------
* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM, Alliance Capital Limited and AGIS are affiliates of the Fund.

          The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered interested persons of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended December 31, 2002 (estimating future payments based upon existing arrangements) and the aggregate compensation paid to each of the Directors during calendar year 2002 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the Alliance Fund Complex) and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.


                                                    Total Number
                                                    of Registered  Total Number
                                                    Investment     of Investment
                                                    Companies in   Portfolios in
                                                    the Alliance-  the Alliance-
                                     Total          Bernstein      Bernstein
                                     Compensation   Fund Complex,  Fund Complex,
                                     from the       Including the  Including the
                                     Alliance-      Fund, as to    Fund, as to
                                     Bernstein      Which the      Which the
                      Aggregate      Fund Complex,  Director is    Director is
                      Compensation   Including      a Director     a Director
Name of Director      From the Fund  the Fund       or Trustee     or Trustee
----------------      -------------  --------       ----------     ----------

John D. Carifa        $-0-           $0             53             114
Ruth Block            $3,800         $192,600       43              93
David H. Dievler      $3,800         $246,238       48              98
John H. Dobkin        $3,800         $217,888       45              94
William H. Foulk, Jr. $3,800         $241,700       49             110
Clifford L. Michel    $3,800         $201,950       44              93
Donald J. Robinson    $3,800         $193,100       43              92


          As of April 15, 2002 the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.


ADVISER

          Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

          Alliance is a leading global investment management firm supervising client accounts with assets as of December 31, 2002, totaling approximately $386 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.

          Alliance, an investment adviser registered under the Act, is a Delaware limited partnership, of which ACMC, a wholly-owned subsidiary of AXA Financial, Inc., a Delaware corporation ("AXA Financial"), is the general partner. ACMC is also the general partner of Alliance Capital Management Holding L.P. ("Alliance Holding"), which is a Delaware limited partnership whose equity interests are traded on the New York Stock Exchange, Inc., in the form of units. As of December 31, 2002, Alliance Holding owned approximately 30.7% of the outstanding units of limited partnership interests in Alliance ("Alliance Units"). As of December 31, 2002 AXA Financial and certain of its wholly-owned subsidiaries and related entities owned approximately 54.7% of the Alliance Units. AXA Financial is the wholly-owned subsidiary of AXA, a company organized under the laws of France. AXA is the holding company for an international group of companies in the insurance, asset management and other financial services businesses. Based on information provided by AXA, on March 1, 2002, approximately 17.8% of the issued ordinary shares (representing 28.8% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of March 1, 2002, 69.5% of the shares (representing 79.5% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") and 13.7% of the shares of Finaxa (representing 22.2% of the voting power) were owned by Paribas, a French bank. On March 1, 2002, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.6% of the issued ordinary shares (representing 33.2% of the voting power) of AXA.

          The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Fund's Directors including the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act, of any such party, at a meeting called for the purpose and held on September 10, 1991. At a meeting held on June 11, 1992, a majority of the outstanding voting securities of the Fund approved the Advisory Agreement. The Advisory Agreement was amended as of May 1, 2003 to provide for the addition of the Portfolio. The amendment to the Advisory Agreement was approved by the unanimous vote, cast in person, of the disinterested Directors at a meeting called for that purpose and held on April 15-17, 2003.

          The Adviser provides investment advisory services and order placement facilities for each of the Fund's Portfolios and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, management supervision and assistance and office facilities and provide persons satisfactory to the Fund's Board of Directors to serve as the Fund's officers.

          The Fund has, under the Advisory Agreement, assumed obligation to pay for all other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, the Fund may also utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to the Fund at cost and the payments therefore must be specifically approved by the Fund's Board of Directors.

          For the services rendered by the Adviser under the Advisory Agreement, the Portfolio pays the Adviser at the annual rate of .95% of the average daily value of the Portfolio's net assets.

          The Adviser has contractually agreed to waive its fees and bear certain expenses so that total portfolio operating expenses do not exceed on an annual basis 1.20% of the average daily net assets for the Class A shares and 1.45% of the average daily net assets for the Class B shares. This contractual agreement automatically extends until May 1 of each year unless 60 days' prior written notice is given by the Adviser.


          Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

          As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Fund's Board of Directors.

          The Advisory Agreement is terminable with respect to any Portfolio without penalty on 60 days' written notice by a vote of a majority of the outstanding voting securities of such Portfolio or by a vote of a majority of the Fund's Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

          The Advisory Agreement continues in effect with respect to the Portfolio until May 1, 2004 and thereafter for successive twelve month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Investment Advisory Agreement or interested persons of such parties as defined by the 1940 Act.

          The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: Alliance Capital Reserves, Alliance Government Reserves, Alliance Institutional Reserves, Inc., Alliance Municipal Trust, AllianceBernstein All-Asia Investment Fund, Inc., AllianceBernstein Americas Government Income Trust, Inc., AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Disciplined Growth Fund, Inc., AllianceBernstein Disciplined Value Fund, Inc., AllianceBernstein Dynamic Growth Fund, Inc., AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Global Growth Trends Fund, Inc., AllianceBernstein Global Small Cap Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein Health Care Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Premier Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Multi-Market Strategy Trust, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein New Europe Fund, Inc., AllianceBernstein Premier Growth Fund, Inc., AllianceBernstein Quasar Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Select Investor Series, Inc., AllianceBernstein Technology Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Worldwide Privatization Fund, Inc., The AllianceBernstein Portfolios, The Korean Investment Fund, Inc., Sanford C. Bernstein Fund, Inc., and Sanford C. Bernstein Fund II, Inc., all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Southern Africa Fund, Inc. and The Spain Fund, Inc., all registered closed-end investment companies.

DISTRIBUTION SERVICES AGREEMENT

          The Fund has entered into a Distribution Services Agreement (the "Agreement") with AllianceBernstein Investment and Research Management,, Inc., the Company's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class B shares in accordance with a plan of distribution which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").

          Distribution services fees are accrued daily and paid monthly and charged as expenses of the Fund as accrued. Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors of the Company on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Fund, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office. The Agreement was initially approved by the Directors of the Fund at a meeting held on January 6, 1999.

          The Agreement will continue in effect until December 31, 2004 and continue in effect thereafter so long as its continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding Class B shares (as defined in the 1940 Act) and, in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto.

          The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance. The Principal Underwriter will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Class B shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class B shares to the public. The Principal Underwriter will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws and of any activity which is primarily intended to result in the sale of Class B shares issued by the Fund, unless the plan of distribution in effect for Class B shares provides that the Fund shall bear some or all of such expenses.

          In the event that the Agreement is terminated or not continued with respect to the Class B shares of a Portfolio, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to Class B shares of such Portfolio and
(ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

          The Fund will pay distribution services fees for expenditures under the Agreement, with respect to Class B shares, an amount that will aggregate approximately .25% of the Portfolio's aggregate average daily net assets attributable to Class B shares for the period. Such expenditures under the Agreement include advertising, printing and mailing of prospectuses for person other than current shareholders, compensation to broker-dealers and other financial intermediaries (including the Principal Underwriter), compensation to sales personnel and printing of sales literature, travel entertainment, due diligence and other promotional expenses.

CODE OF ETHICS

          The Fund, the Adviser and the Principal Underwriter have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

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                PURCHASE AND REDEMPTION OF SHARES

-----------------------------------------------------------------

          The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares".

          Shares of the Portfolio are offered at net asset value on a continuous basis to the separate accounts of certain life insurance companies without any sales or other charge. The separate accounts of insurance companies place orders to purchase shares based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected pursuant to variable contracts funded by shares of the Portfolio. The Fund reserves the right to suspend the sale of its shares in response to conditions in the securities markets or for other reasons. See the prospectus of the separate account of the participating insurance company for more information on the purchase of shares.

REDEMPTION OF SHARES

          An insurance company separate account may redeem all or any portion of the shares in its account at any time at the net asset value next determined after a redemption request in the proper form is furnished to the Fund. Any certificates representing shares being redeemed must be submitted with the redemption request. Shares do not earn dividends on the day they are redeemed, regardless of whether the redemption request is received before or after the time of computation of net asset value that day. There is no redemption charge. The redemption proceeds will normally be sent within seven days.

          The right of redemption may be suspended or the date or payment may be postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by the Portfolio is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of the Portfolio's net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund. For information regarding how to redeem shares in the Fund please see your insurance company separate account prospectus.

          The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Portfolio's securities at the time of such redemption or repurchase. Payment either in cash or in portfolio securities received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

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                         NET ASSET VALUE

-----------------------------------------------------------------

          The per share net asset value is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

          In accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures adopted by the Board of Directors, portfolio securities are valued at current market value or at fair value as determined in good faith by the Board of Directors. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the following procedures.

          With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

          (a) securities listed on the Exchange or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors;

          (b) securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in accordance with paragraph (a) above;
and securities traded on The Nasdaq Stock Market, Inc.
("NASDAQ") are valued in accordance with the NASDAQ official closing price;

          (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges, are valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

          (d) listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

          (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

          (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

          (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board of Directors, that this method does not represent fair value);

          (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. For securities where the Adviser has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker/dealer in such security;

          (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker/dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

          (j) OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security; and

          (k) All other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board of Directors.

          With respect to securities for which market quotations are not readily available, the security will be valued at fair value in accordance with policies and procedures adopted by the Board of Directors.

          Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

          The Fund may suspend the determination of its net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

          For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

          The assets attributable to the Class A shares and Class B shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.


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                     PORTFOLIO TRANSACTIONS

-----------------------------------------------------------------

          Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers or dealers regarding the placement of securities transactions because of research or statistical services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

          The investment information provided to the Adviser is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be utilized by the Adviser in connection with the Fund.

          The Fund will deal in some instances in equity securities which are not listed on a national stock exchange but are traded in the over-the-counter market. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market makers, but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

          The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., LLC ("SCB & Co."), an affiliate of the Adviser and the Fund's distributor. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

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               DIVIDENDS, DISTRIBUTIONS AND TAXES

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          The Portfolio of the Fund qualified and intends to
continue to qualify to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Portfolio will not be subject to federal income and excise taxes on its investment company taxable income and net capital gain to the extent such investment company taxable income and net capital gain are distributed to the separate accounts of insurance companies which hold its shares. Under current tax law, capital gains or dividends from any Portfolio are not currently taxable to the holder of a variable annuity or variable life insurance contract when left to accumulate within such variable annuity or variable life insurance contract. Distributions of net investment income and net short-term capital gains will be treated as ordinary income and distributions of net long-term capital gains will be treated as long-term capital gain in the hands of the insurance companies.

          Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations (which for this purpose should include obligations issued by foreign governments), the Portfolio will be eligible to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Portfolio. If eligible, each such Portfolio intends to file such an election, although there can be no assurance that such Portfolio will be able to do so.

          Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be adequately diversified, in accordance with Treasury Regulations promulgated thereunder, in order for the holders of the variable annuity contracts or variable life insurance policies underlying the account to receive the tax-deferred or tax-free treatment generally afforded holders of annuities or life insurance policies under the Code. The Department of the Treasury has issued Regulations under section 817(h) which, among other things, provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the applicable diversification requirements. Under the Regulations, if a regulated investment company satisfies certain conditions, a segregated asset account owning shares of the regulated investment company will not be treated as a single investment for these purposes, but rather the account will be treated as owning its proportionate share of each of the assets of the regulated investment company. The Portfolio plans to satisfy these conditions at all times so that the shares of such Portfolio owned by a segregated asset account of a life insurance company will be subject to this treatment under the Code.

          For information concerning the federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

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                       GENERAL INFORMATION

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CAPITALIZATION

          The Fund's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and in such election of Directors will not be able to elect any person or persons to the Board of Directors.

          All shares of the Fund when duly issued will be fully paid and nonassessable. The Board of Directors is authorized to reclassify any unissued shares into any number of additional series and classes without shareholder approval. Accordingly, the Board of Directors in the future, for reasons such as the desire to establish one or more additional Portfolio's with different investment objectives, policies or restrictions or to establish additional channels of distribution, may create additional series and classes of shares. Any issuance of shares of such additional series and classes would be governed by the 1940 Act and the law of the State of Maryland.

          If shares of another series were issued in connection with the creation of the new portfolio, each share of any of the Fund's Portfolios would normally be entitled to one vote for all purposes. Generally, shares of the Fund's Portfolios would vote as a single series for the election of directors and on any other matter that affected the Fund's Portfolios in substantially the same manner. As to matters affecting the Portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of the Portfolio would vote as separate series.

          Procedures for calling shareholders meeting for the removal of Directors of the Fund, similar to those set forth in
Section 16(c) of the 1940 Act, are available to shareholder of the Fund. Meetings of shareholders may be called by 10% of the Fund's outstanding shareholders.

CUSTODIAN

          State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as Custodian for the securities and cash of the Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, State Street may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

PRINCIPAL UNDERWRITER

          AllianceBernstein Investment and Research Management, Inc., 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's Principal Underwriter, and as such may solicit orders from the public to purchase shares of the Fund.

COUNSEL

          Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Seward &
Kissel LLP, New York, New York.

INDEPENDENT AUDITORS

          Ernst and Young, LLP, 5 Times Square, New York, New
York 10036, has been appointed as independent auditors for the Fund.

SHAREHOLDER APPROVAL

          The capitalized term Shareholder Approval as used in this SAI Information means (1) the vote of 67% or more of the shares of that Portfolio represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares of that Portfolio, whichever is less.

TOTAL RETURN QUOTATIONS

          From time to time the Portfolio of the Fund states its total return. Advertisements of the Portfolio's total return disclose the Portfolio's average annual compounded total return for the period since the Portfolio's inception. The Portfolio's total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Portfolio are assumed to have been reinvested when received and the maximum sales charge applicable to purchases of Portfolio shares is assumed to have been paid. The past performance of the Portfolio is not intended to indicate future performance.

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            APPENDIX A: FUTURES CONTRACTS, OPTIONS ON
             FUTURES CONTRACTS, AND CURRENCY OPTIONS
-----------------------------------------------------------------

Futures Contracts.

          The Portfolio may enter into contracts for the purchase or sale for future delivery of foreign currencies. The Portfolio is not a commodity pool and all transactions in futures contracts and options on futures contracts engaged in by the Portfolio must constitute bona fide hedging or other permissible transactions in accordance with rules and regulations of the Commodity Futures Trading Commission ("CFTC"). U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

          At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different price or interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

          Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

Stock Index Futures

          The Portfolio may purchase and sell stock index futures as a hedge against movements in the equity markets. There are several risks in connection with the use of stock index futures by the Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures and movements in the price of the securities which are the subject of the hedge. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the index future. If the price of the future moves more than the price of the stock, the Portfolio will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the index, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Portfolio may buy or sell fewer stock index futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the stock index, or it is otherwise deemed to be appropriate by the Adviser. It is also possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities. However, over time the value of a diversified portfolio should tend to move in the same direction as the market indices upon which the futures are based, although there may be deviations arising from differences between the composition of the Portfolio and the stocks comprising the index.

          Where futures are purchased to hedge against a possible increase in the price of stock before the Portfolio is able to invest its cash (or cash equivalents) in stocks (or options) in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in stock or options at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the investment adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in stock index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Options on Futures Contracts

          The Portfolio intends to purchase and write options on futures contracts for hedging purposes. The Portfolio is not a commodity pool and all transactions in futures contracts and options on futures contracts engaged in by the Portfolio must constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations promulgated by the CFTC. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual foreign currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against adverse market conditions.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of a foreign currency which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge the Portfolio's portfolio against the risk of rising interest rates.

          The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Additional Risks of Options on Futures Contracts and Forward Contracts

          Unlike transactions entered into by the Portfolio in futures contracts, and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on securities may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

          In addition, futures contracts, options on futures contracts and forward contracts may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions,
(iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Additional Risks for Options on Foreign Currencies

          The Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Portfolio are traded on U.S. and foreign exchanges or over-the-counter.

          Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

          The Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          The Portfolio intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities and other high-grade liquid debt securities in a segregated account with its custodian.

          The Portfolio also intends to write call options on foreign currencies for cross-hedging purposes. An option that is cross- hedged is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with its custodian, cash or other high-grade liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

00250.0292 #382522v2

                              PART C
                        OTHER INFORMATION

ITEM  23. EXHIBITS:

     (a) (1) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (2) Articles Supplementary to the Articles of Incorporation of the Registrant dated September 26, 1990 and filed September 28, 1990 - Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (3) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 25, 1991 and filed June 26, 1991 - Incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (4) Articles Supplementary to the Articles of Incorporation of the Registrant dated February 16, 1994 and filed February 22, 1994 - Incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (5) Articles Supplementary to the Articles of Incorporation of the Registrant dated August 23, 1994 and filed August 24, 1994 - Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) with the Securities and Exchange Commission filed on May 1, 1995.

          (6) Articles of Amendment to the Articles of Incorporation of the Registrant dated October 21, 1994 and filed November 7, 1994 - Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1995.

          (7) Articles Supplementary to the Articles of Incorporation dated December 26, 1995 and filed December 28, 1995 - Incorporated by reference to
               Exhibit 1(f) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

          (8) Articles Supplementary to the Articles of Incorporation dated March 29, 1996 and filed April 12, 1996 - Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 15 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 1996.

          (9) Articles Supplementary to the Articles of Incorporation dated July 18, 1996 and filed July 19, 1996 - Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 17 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on July 22, 1996.

          (10) Articles Supplementary to the Articles of Incorporation dated December 26, 1996 and filed December 30, 1996 - Incorporated by reference to
               Exhibit 1(i) to Post-Effective Amendment No. 20 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 18, 1997.

          (11) Articles of Amendment to the Articles of Incorporation of the Registrant dated January 6, 1999 and filed January 8, 1999 - Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on January 11, 1999.

          (12) Articles Supplementary to the Articles of Incorporation of the Registrant dated January 6, 1999 and filed January 8, 1999 - Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on January 11, 1999.

          (13) Articles Supplementary to the Articles of Incorporation of the Registrant dated January 31, 2001 and filed April 12, 2001 - Incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.


          (14) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 6, 2001 - Incorporated by reference to Exhibit
               (a)(14) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.

          (15) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 26, 2002 - Incorporated by reference to Exhibit
               (a)(16) to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 2002.

          (16) Articles Supplementary to the Articles of Incorporation of the Registrant dated February 5, 2003 and filed February 6, 2003 - Incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 33 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on February 10, 2003.

     (b) By-Laws of the Registrant - Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement between Registrant and Alliance Capital Management L.P. amended as of May 1, 2001 - Incorporated by reference to Exhibit
               (d)(2) to Post-Effective Amendment No. 31 of
               Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.

          (2) Investment Advisory Agreement between Registrant and Alliance Capital Management L.P. amended as of May 1, 2003 - Filed herewith.

          (3) Sub-Advisory Agreement between Alliance Capital Management L.P. and Law, Dempsey & Company Limited, relating to the Global Bond Portfolio-Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No.22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (e) (1) Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc.- Incorporated by reference to Exhibit (6) to Post-Effective Amendment No.22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

          (2) Class B Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. - Incorporated by reference to Exhibit (c)(2) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

     (f)  Not applicable.

     (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

          (2) Amendment to Custodian Agreement dated June 4, 1996 - Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 21 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 1, 1997.

     (h) Transfer Agency Agreement between the Registrant and Alliance Global Investor Services, Inc. - Incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 22 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 29, 1998.

     (i)  (1)  Opinion of Seward & Kissel LLP relating to the
               AllianceBernstein U.S. Large Cap Blended Style
               Portfolio - Filed herewith.

          (2) Opinion of Seward & Kissel LLP - Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 2002.

     (j) Consent of Independent Auditors - Incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 2002.

     (k)  Not applicable.

     (l)  Not applicable.

     (m) Rule 12b-1 Class B Distribution Plan - Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

     (n)  Rule 18f-3 Plan - Incorporated by reference to Exhibit
          (o) to Post-Effective Amendment No. 27 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on May 3, 1999.

     (p) (1) Code of Ethics for the Fund - Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.

          (2) Code of Ethics for the Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 26, 2001.

OTHER EXHIBITS:

               Powers of Attorney of Ms. Block and Messrs.
               Carifa, Dievler, Dobkin, Foulk, Michel and
               Robinson. - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 32 of Registrant's Registration Statement on Form N-1A (File Nos. 33-18647 and 811-5398) filed with the Securities and Exchange Commission on April 30, 2002.

ITEM 24.       Persons Controlled by or under Common Control with
               Registrant.

               None.

ITEM 25.       Indemnification.

               It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit (a), Article VII of the Registrants By-Laws filed as Exhibit (b) and Section 9 of the Distribution Services Agreement filed as Exhibit
               (e)(1) and Class B Distribution Services Agreement filed as Exhibit (e)(2). The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d)(1) in response to Item 23.

          Section 2-418 of the Maryland General Corporation Law reads as follows:

               2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS,
               EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

                    (1) Directors means any person who is or was
               a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

                    (2) Corporation includes any domestic or
               foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessors existence ceased upon consummation of the transaction.

                    (3) Expenses include attorneys fees.

                    (4) Official capacity means the following:

                      (i) When used with respect to a director, the office of director in the corporation; and

                      (ii) When used with respect to a person
           other than a director as contemplated in subsection
           (i), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                      (iii) Official capacity does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

                    (5) Party includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                    (6) Proceeding means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

                      (b)(1) A corporation may indemnify any
           director made a party to any proceeding by reason of service in that capacity unless it is established that:

                        (i) The act or omission of the director was material to the matter giving rise to the proceeding;
           and

                         1. Was committed in bad faith; or

                         2. Was the result of active and
                    deliberate dishonesty; or

                        (ii) The director actually received an
            improper personal benefit in money, property, or services; or

                        (iii) In the case of any criminal
            proceeding, the director had reasonable cause to believe that the act or omission was unlawful.


                    (2) (i) Indemnification may be against
          judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                        (ii) However, if the proceeding was one
            by or in the right of the corporation,
            indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                    (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                        (ii) The termination of any proceeding by
            conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                    (4) A corporation may not indemnify a
          director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

                        (i) For a proceeding brought to enforce
           indemnification under this section; or

                        (ii) If the charter or bylaws of the
           corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

                    (c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the directors official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

                    (d) Unless limited by the charter:

                         (1) A director who has been successful,
                    on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                         (2) A court of appropriate jurisdiction
                    upon application of a director and such
                    notice as the court shall require, may order indemnification in the following circumstances:

                    (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                    (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection
          (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                    (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the directors liability took place.

               (e) (1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                    (2) Such determination shall be made:

               (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

               (ii) By special legal counsel selected by the board or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

               (iii) By the stockholders.

               (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

               (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

               (f) (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                    (i) A written affirmation by the director of
               the directors good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                    (ii) A written undertaking by or on behalf of
               the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                    (2) The undertaking required by subparagraph
               (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                    (3) Payments under this subsection shall be
               made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

               (g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

               (h) This section does not limit the corporations power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

          (i) For purposes of this section:

                    (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the directors duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                    (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                    (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the directors duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

          (j) Unless limited by the charter:

                    (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection
          (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                    (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                    (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

               (k) (1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such persons position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                    (2) A corporation may provide similar
          protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                    (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

               (l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders meeting or prior to the meeting.

     Article EIGHTH of the Registrants Articles of Incorporation reads as follows:

     EIGHTH: To the maximum permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another Corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities. The Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations or duties thereunder.

     The Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc. provides that the Registrant will indemnify, defend and hold AllianceBernstein Investment Research and Management, Inc., and any person who controls it within the meaning of
     Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which AllianceBernstein Investment Research and Management, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrants Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in any thereof not misleading, provided that nothing therein shall be so construed as to protect AllianceBernstein Investment Research and Management, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or be reason of reckless disregard of its obligations or duties thereunder. The foregoing summaries are qualified by the entire text of Registrants Articles of Incorporation, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and AllianceBernstein Investment Research and Management, Inc.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the indemnitee) was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct) or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither interested persons of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding (disinterested, non-party directors), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

     ARTICLE VII, Section 1 through Section 6 of the Registrants
By-laws reads as follows:

     Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (disabling conduct).

     Section 2. ADVANCES. Any current or former director or officer of the Corporation seeking indemnification within the scope of this Article shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation Law. The person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the Corporation who are neither interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding (disinterested non-party directors), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     Section 3. PROCEDURE. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or
     (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

     Section 4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940.

     Section 5. OTHER RIGHTS. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested directors or otherwise. The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer, employee, or agent as provided above.

     Section 6. AMENDMENTS. References in this Article are to the Maryland General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of these By-laws shall effect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

     The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26. Business and Other Connections of Adviser.

     The descriptions of Alliance Capital Management L.P. under the caption Management of the Fund in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

     The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference herein.


ITEM 27. Principal Underwriters.

     (a) AllianceBernstein Investment Research and Management, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. AllianceBernstein Investment Research and Management, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

          Alliance Capital Reserves
          Alliance Government Reserves
          Alliance Institutional Reserves, Inc.
          Alliance Municipal Trust
          Alliance Variable Products Series Fund, Inc.
          AllianceBernstein All-Asia Investment Fund, Inc. AllianceBernstein Americas Government Income Trust, Inc. AllianceBernstein Balanced Shares, Inc.
          AllianceBernstein Blended Style Series, Inc.
          AllianceBernstein Bond Fund, Inc.
          AllianceBernstein Disciplined Growth Fund, Inc. AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Dynamic Growth Fund, Inc. AllianceBernstein Emerging Market Debt Fund, Inc. AllianceBernstein Exchange Reserves
          AllianceBernstein Global Growth Trends Fund, Inc. AllianceBernstein Global Small Cap Fund, Inc. AllianceBernstein Global Strategic Income Trust, Inc. AllianceBernstein Greater China '97 Fund, Inc. AllianceBernstein Growth and Income Fund, Inc. AllianceBernstein Health Care Fund, Inc. AllianceBernstein High Yield Fund, Inc.
          AllianceBernstein Institutional Funds, Inc.
          AllianceBernstein International Premier Growth Fund, Inc. AllianceBernstein Mid-Cap Growth Fund, Inc. AllianceBernstein Multi-Market Strategy Trust, Inc. AllianceBernstein Municipal Income Fund, Inc. AllianceBernstein Municipal Income Fund II AllianceBernstein New Europe Fund, Inc.
          AllianceBernstein Premier Growth Fund, Inc.
          AllianceBernstein Quasar Fund, Inc.
          AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Select Investor Series, Inc. AllianceBernstein Technology Fund, Inc.
          AllianceBernstein Trust
          AllianceBernstein Utility Income Fund, Inc.
          AllianceBernstein Worldwide Privatization Fund, Inc. Sanford C. Bernstein Fund, Inc.
          The AllianceBernstein Portfolios
          The Korean Investment Fund, Inc.


          (b) The following are the Directors and Officers of AllianceBernstein Investment Research and Management, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                                 POSITIONS AND                POSITIONS AND
                                 OFFICES WITH                 OFFICES WITH
      NAME                       UNDERWRITER                  REGISTRANT

Michael J. Laughlin              Director and Chairman

John D. Carifa                   Director                     President,
                                                              Director

Richard K. Saccullo              Director and President

Susan L. Matteson-King           President of Cash Management
                                 Services

David Conine                     Executive Vice President

Richard A. Davies                Executive Vice President &
                                 Managing Director

Kurt H. Schoknecht               Executive Vice President

Edmund P. Bergan, Jr.            Senior Vice President,       Secretary
                                 General Counsel and
                                 Secretary

Benji A. Baer                    Senior Vice President

Amy I. Belew                     Senior Vice President

John R. Bonczek                  Senior Vice President

John R. Carl                     Senior Vice President

William W. Collins, Jr.          Senior Vice President

Richard W. Dabney                Senior Vice President

Mark J. Dunbar                   Senior Vice President

John C. Endahl                   Senior Vice President

Andrew L. Gangolf                Senior Vice President        Assistant
                                 and Assistant General        Secretary
                                 Counsel

John Grambone                    Senior Vice President

William B. Hanigan               Senior Vice President

Bradley F. Hanson                Senior Vice President

Timothy A. Hill                  Senior Vice President

Geoffrey L. Hyde                 Senior Vice President

Robert H. Joseph, Jr.            Senior Vice President

George H. Keith                  Senior Vice President

Richard D. Keppler               Senior Vice President

Richard E. Khaleel               Senior Vice President

Henry Michael Lesmeister         Senior Vice President

Shawn P. McClain                 Senior Vice President

Daniel D. McGinley               Senior Vice President

Patrick J. Mullen                Senior Vice President

Joanna D. Murray                 Senior Vice President

Daniel A. Notto                  Senior Vice President

John J. O'Connor                 Senior Vice President

Robert E. Powers                 Senior Vice President

Domenick Pugliese                Senior Vice President        Assistant
                                 and Assistant General        Secretary
                                 Counsel

John P. Schmidt                  Senior Vice President

Raymond S. Sclafani              Senior Vice President

Gregory K. Shannahan             Senior Vice President

Scott C. Sipple                  Senior Vice President

Joseph F. Sumanski               Senior Vice President

Peter J. Szabo                   Senior Vice President

Michael J. Tobin                 Senior Vice President

Joseph T. Tocyloski              Senior Vice President

David R. Turnbough               Senior Vice President

Craig E. Welch                   Senior Vice President

Richard A. Winge                 Senior Vice President

Emilie D. Wrapp                  Senior Vice President
                                 and Assistant General
                                 Counsel

Keith A. Yoho                    Senior Vice President

Patrick E. Ryan                  Vice President and
                                 Chief Financial Officer

Gerard J. Friscia                Vice President and
                                 Controller

Michael W. Alexander             Vice President

Ricardo Arreola                  Vice President

Peter J. Barber                  Vice President

Kenneth F. Barkoff               Vice President

Charles M. Barrett               Vice President

Troy E. Barton                   Vice President

Matthew F. Beaudry               Vice President

Laura J. Beedy                   Vice President

Gregory P. Best                  Vice President

Daniel U. Brakewood              Vice President

Robert F. Brendli                Vice President

Thomas C. Callahan               Vice President

Kevin T. Cannon                  Vice President

John M. Capeci                   Vice President

John P. Chase                    Vice President

Doris T. Ciliberti               Vice President

Leo H. Cook                      Vice President

Jean A. Coomber                  Vice President

Russell R. Corby                 Vice President

Dwight P. Cornell                Vice President

Michael R. Crimmins              Vice President

John W. Cronin                   Vice President

Robert J. Cruz                   Vice President

Daniel J. Deckman                Vice President

Sherry V. Delaney                Vice President

Jennifer M. DeLong               Vice President

Faith C. Deutsch                 Vice President

Janet B. DiBrita                 Vice President

Richard P. Dyson                 Vice President

John S. Egner                    Vice President

Adam E. Engelhardt               Vice President

Sohaila S. Farsheed              Vice President

John J. Fennessy                 Vice President

Mark D. Gersten                  Vice President               Treasurer and
                                                              Chief
                                                              Financial
                                                              Officer

Thomas R. Graffeo                Vice President

Marci Green                      Vice President

Alan Halfenger                   Vice President

Michael S. Hart                  Vice President

Jean-Francois Y. Hautemulle      Vice President

George R. Hrabovsky              Vice President

Dinah J. Huntoon                 Vice President

Scott Hutton                     Vice President

Anthony D. Ialeggio              Vice President

Theresa Iosca                    Vice President

Oscar J. Isoba                   Vice President

Danielle M. Klaskow              Vice President

Victor Kopelakis                 Vice President

Richard D. Kozlowski             Vice President

Daniel W. Krause                 Vice President

Donna M. Lamback                 Vice President

P. Dean Lampe                    Vice President

Joseph R. Laspina                Vice President

Eric L. Levinson                 Vice President

Laurel E. Lindner                Vice President

James M. Liptrot                 Vice President

James P. Luisi                   Vice President

Michael F. Mahoney               Vice President

Scott T. Malatesta               Vice President

Kathryn Austin Masters           Vice President

Michael V. Miller                Vice President

Marcia L. Mohler                 Vice President

Thomas F. Monnerat               Vice President

Charles B. Nanick                Vice President

Michael F. Nash, Jr.             Vice President

Jamie A. Nieradka                Vice President

Nicole Nolan-Koester             Vice President

Peter J. O'Brien                 Vice President

Timothy J. O'Connell             Vice President

Richard J. Olszewski             Vice President

Albert Orokos                    Vice President

Todd P. Patton                   Vice President

Jeffrey R. Petersen              Vice President

Catherine N. Peterson            Vice President

Mark A. Pletts                   Vice President

James J. Posch                   Vice President

Carol H. Rappa                   Vice President

Arlene L. Reddington             Vice President

Bruce W. Reitz                   Vice President

James A. Rie                     Vice President

Karen C. Satterberg              Vice President

Eileen B. Sebold                 Vice President

Stephanie Seminara               Vice President

Richard J. Sidell                Vice President

Teris A. Sinclair                Vice President

Rayandra E. Slonina              Vice President

Bryant B. Smith                  Vice President

Jeffrey C. Smith                 Vice President

Eileen Stauber                   Vice President

Elizabeth K. Tramo               Vice President

Benjamin H. Travers              Vice President

Marie R. Vogel                   Vice President

Wayne W. Wagner                  Vice President

Jesse L. Weissberger             Vice President

Mark E. Westmoreland             Vice President

Paul C. Wharf                    Vice President

Scott Whitehouse                 Vice President

Matthew Witschel                 Vice President

Michael A. Wolfsmith             Vice President

Stephen P. Wood                  Vice President

Richard J. Appaluccio            Assistant Vice
                                 President

Omar J. Aridi                    Assistant Vice
                                 President

Joseph D. Asselta                Assistant Vice
                                 President

Andrew Berger                    Assistant Vice
                                 President

Susan Bieber                     Assistant Vice
                                 President

Paul G. Bishop                   Assistant Vice
                                 President

Henry Brennan                    Assistant Vice
                                 President

Alan T. Brum                     Assistant Vice
                                 President

Mark S. Burns                    Assistant Vice
                                 President

Maria L. Carreras                Assistant Vice
                                 President

Chul Y. Chang                    Assistant Vice
                                 President

Judith A. Chin                   Assistant Vice
                                 President

Jorge Ciprian                    Assistant Vice
                                 President

Jeffrey T. Coghan                Assistant Vice
                                 President

Kenneth J. Connors               Assistant Vice
                                 President

Shawn M. Conroy                  Assistant Vice
                                 President

Ralph A. DiMeglio                Assistant Vice
                                 President

Bernard J. Eng                   Assistant Vice
                                 President

Jeffrey M. Eschert               Assistant Vice
                                 President

Michael J. Eustic                Assistant Vice
                                 President

Arthur F. Hoyt, Jr.              Assistant Vice
                                 President

Mark W. Hubbard                  Assistant Vice
                                 President

David A. Hunt                    Assistant Vice
                                 President

Kumar Jagdeo II                  Assistant Vice
                                 President

Michael J. Kawula                Assistant Vice
                                 President

Elizabeth E. Keefe               Assistant Vice
                                 President

Edward W. Kelly                  Assistant Vice
                                 President

Thomas Khoury                    Assistant Vice
                                 President

Jeffrey M. Kusterer              Assistant Vice
                                 President

Evamarie C. Lombardo             Assistant Vice
                                 President

Daniel K. McGouran               Assistant Vice
                                 President

Richard F. Meier                 Assistant Vice
                                 President

Steven M. Miller                 Assistant Vice
                                 President

Jeffrey D. Mosco                 Assistant Vice
                                 President

John J. Multhauf                 Assistant Vice
                                 President

Alex E. Pady                     Assistant Vice
                                 President

Wandra M. Perry-Hartsfield       Assistant Vice
                                 President

Irfan A. Raja                    Assistant Vice
                                 President

Rizwan A. Raja                   Assistant Vice
                                 President

Christian C. Reimer              Assistant Vice
                                 President

Brendan J. Reynolds              Assistant Vice
                                 President

David J. Riley                   Assistant Vice
                                 President

Christopher P. Rodney            Assistant Vice
                                 President

Peter V. Romeo                   Assistant Vice
                                 President

Jessica M. Rozman                Assistant Vice
                                 President

Michelle Y. Ryba                 Assistant Vice
                                 President

Christina Santiago               Assistant Vice
                                 President and
                                 Counsel

Mathew J. Scarlata               Assistant Vice
                                 President

John Scialabba                   Assistant Vice
                                 President

Orlando Soler                    Assistant Vice
                                 President

Nancy D. Testa                   Assistant Vice
                                 President

Elsia M. Vasquez                 Assistant Vice
                                 President

Nina C. Wilkinson                Assistant Vice
                                 President

Mark R. Manley                   Assistant Secretary


          (c)  Not Applicable.

ITEM 28.    Location of Accounts and Records.

            The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Global Investor Services, Inc., 500 Plaza Drive, Secaucus, New Jersey 07094, and at the offices of State Street Bank and Trust Company, the Registrants Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29.    Management Services.

            Not Applicable.

ITEM 30.    Undertakings.

            Not Applicable.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of April 2003.

                                          ALLIANCE VARIABLE PRODUCTS
                                          SERIES FUND, INC.

                                           By: /s/ John D. Carifa
                                          ----------------------
                                                   John D. Carifa
                                              Chairman and President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


         SIGNATURE                          TITLE                DATE

1. Principal Executive Officer

      /s/ John D. Carifa                Chairman and      April 24, 2003
      ---------------------------       President
          John D. Carifa


2. Principal Financial and
   Accounting Officer

   /s/ Mark D. Gersten                  Treasurer and     April 24, 2003
   ------------------------------       Chief Financial
       Mark D. Gersten                  Officer


3. All of the Directors

      Ruth Block
      John D. Carifa
      David H. Dievler
      John H. Dobkin
      William H. Foulk, Jr.
      Clifford L. Michel
      Donald J. Robinson

      By: /s/ Edmund P. Bergan, Jr.                       April 24, 2003
          -----------------------
              Edmund P. Bergan, Jr.
              (Attorney-in-fact)

                        INDEX TO EXHIBITS
                        -----------------

Exhibit No.       Description of Exhibits
-----------       -----------------------

(d)(2)            Investment Advisory Agreement between
                  Registrant and Alliance Capital Management L.P.

(i)(1)            Opinion of Seward & Kissel LLP relating to the
                  AllianceBernstein U.S. Large Cap Blended Style
                  Portfolio


00250.0292 #399968